Registration Nos. 2-98326
                                                                        811-4323

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                  Pre-Effective Amendment No. ____            [ ]



                  Post-Effective Amendment No.  48            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           [X]


                  Amendment No. 49                            [X]
                  (Check appropriate box or boxes.)



                             CDC NVEST FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 449-2801
              (Registrant's Telephone Number, including Area Code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on November 19, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         CDC NVEST LARGE CAP GROWTH FUND

      Supplement dated November 19, 2001 to Equity Funds Classes A, B and C
        Prospectus dated November 14, 2001 with respect to the CDC Nvest
                             Large Cap Growth Fund

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I (the "Trust") approved an agreement and plan of reorganization (the "Agreement") pursuant to which the CDC Nvest Large Cap Growth Fund would acquire all assets and liabilities of the Kobrick Growth Fund. The Agreement was also approved by the Board of Trustees of the CDC Kobrick Investment Trust on July 30, 2001 and by shareholders of the Kobrick Growth Fund at a special shareholder meeting held on November 9, 2001. On November 16, 2001, the transactions contemplated by the Agreement were consummated. An important result of these transactions is that the Fund assumes the financial and performance history of the Kobrick Growth Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of the Equity Funds Classes A, B and C Prospectus with respect to the CDC Nvest Large Cap Growth Fund is November 19, 2001.

The "Performance" section relating to the CDC Nvest Large Cap Growth Fund is replaced with the following:

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance results below reflect the results achieved by the Fund's predecessor under different advisory arrangements and different investment strategies. The Fund's current subadviser assumed that function on July 1, 2001. This chart and table reflect results achieved by the previous adviser for periods prior to July 1, 2001. The Fund's past performance may have been different utilizing its current advisory arrangements.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the first full year of operations of the Fund's predecessor. The returns for the Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 TOTAL RETURN+
   1999         2000
  54.58%       -9.20%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 38.03%
(DELTA)  Lowest Quarterly Return: First Quarter 2001, down -18.95%
+ The Fund's Class A shares total return year-to-date as of September 30, 2001 was -30.94%.

The table below shows the Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since-inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large Cap Growth Funds and Lipper Large-Cap Growth Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Fund. You may not invest directly in an index or an average. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.


---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS+                            PAST 1 YEAR             SINCE FUND INCEPTION (9/1/98)
(for the periods ended December 31, 2000)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
CDC Nvest Large Cap Growth Fund:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Class A (inception 9/1/98)*                          -14.43%                          29.30%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                                -22.42%                          19.37%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Morningstar Large Cap Growth Funds Average                 -13.92%                         16.81%***
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average                      -16.25%                         21.64%***
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                         PAST 1 YEAR           SINCE CLASS INCEPTION (10/29/99)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
CDC Nvest Large Cap Growth Fund:
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Class B (inception 10/29/99)                         -14.05%                          12.00%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Class C (inception 10/29/99)                         -11.57%                          14.38%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                                -22.42%                           0.76%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Morningstar Large Cap Growth Funds Average                 -13.92%                         2.39%****
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average                      -16.25%                           0.16%
---------------------------------------------------------------------------------------------------------------------

* Until October 29, 1999, the Fund's predecessor had only one class of shares and was offered without a sales charge. Returns prior to that date have been adjusted to reflect sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."
** The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund's comparative index because it is more representative of the type of large-cap growth stocks in which the Fund can invest. The performance of the S&P 500 Index for the 1 year, since Fund inception and since Class inception for the period ended December 31, 2000 was 9.10%, 16.21% and -1.54%, respectively. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
***    Calculated from August 31, 1998.
****   Calculated from November 1, 1999.
+ The returns shown above reflect the results of the Kobrick Growth Fund, the assets and liabilities of which were acquired by the Fund on November 16, 2001.

For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."




The following information relating to the CDC Nvest Large Cap Growth Fund is added to the "Fund Performance" section..

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Kobrick Growth Fund, CDC Nvest Large Cap Growth Fund's accounting predecessor. The Kobrick Growth Fund reorganized into the CDC Nvest Large Cap Growth Fund on November 16, 2001.

                              FINANCIAL HIGHLIGHTS



                                INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:


                                                   NET
                            NET        NET         REALIZED                DIVIDENDS  DISTRIBUTIONS
                            ASSET      INVESTMENT  AND         TOTAL       FROM NET   FROM NET
                            VALUE,     INCOME      UNREALIZED  FROM        INVESTMENT REALIZED    TOTAL
                            BEGINNING  (LOSS) (C)  GAIN        INVESTMENT   INCOME    CAPITAL     DISTRIBUTIONS
                            OF THE                 (LOSS) ON   OPERATIONS               GAINS
                             PERIOD                INVESTMENTS
CDC NVEST LARGE CAP GROWTH FUND
CLASS A
9/30/2001                    $21.67     $(0.05)     $(7.87)     $(7.92)         $--    $(1.36)     $(1.36)
9/30/2000                     15.41      (0.13)        6.39        6.26         --          --          --
9/30/1999                     10.32      (0.08)     5.17(g)        5.09    0.00(h)          --        0.00
9/1/1998(a) through           10.00     0.00(h)        0.32        0.32         --          --          --
9/30/1998
CLASS B
9/30/2001                     21.53      (0.17)      (7.78)      (7.95)         --      (1.36)      (1.36)
10/29/1999(a) through         16.21      (0.26)        5.58        5.32         --          --          --
9/30/2000
CLASS C
9/30/2001                     21.54      (0.17)      (7.79)      (7.96)         --      (1.36)      (1.36)
10/29/1999(a) through         16.21      (0.26)        5.59        5.33         --          --          --
9/30/2000



                                             RATIOS TO AVERAGE NET ASSETS:


                                                   EXPENSES
                                                   AFTER       NET
 NET ASSET                    NET                  EXPENSE     INVESTMENT  PORTFOLIO
 VALUE, END   TOTAL         ASSETS,    EXPENSES    REDUCTIONS  INCOME      TURNOVER
   OF THE     RETURN      END OF THE   (%) (D)     (%) (D)     (LOSS)       RATE (%)
   PERIOD      (%) (B)      PERIOD        (E)         (E)       (%) (D)
                             (000)


  $12.39     (38.45)      $27,668        1.40     1.23(f)      (0.27)         724
   21.67       40.62      103,087        1.40     1.29(f)      (0.62)         826
   15.41       49.35       46,827        1.40        1.40      (0.55)         632
   10.32        3.20        1,054        1.40        1.40        0.32          11

   12.22     (38.86)       22,811        2.15     1.98(f)      (1.04)         724
   21.53       32.82       35,680        2.15     1.99(f)      (1.30)         826

   12.22     (38.89)        3,419        2.15     1.98(f)      (1.04)         724
   21.54       32.88        6,546        2.15     2.01(f)      (1.32)         826

(a) Commencement of operations.
(b) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c) Calculated using the average shares outstanding during the period.
(d) Computed on an annualized basis for periods less than one year.
(e) The investment adviser agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(h) Amount is less than $0.01.



                                                                      SP153-1101

                         CDC NVEST LARGE CAP GROWTH FUND

  Supplement dated November 19, 2001 to Equity Funds Class Y Prospectus dated
                November 12, 2001 with respect to the CDC Nvest
                             Large Cap Growth Fund

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I (the "Trust") approved an agreement and plan of reorganization (the "Agreement") pursuant to which the CDC Nvest Large Cap Growth Fund would acquire all assets and liabilities of the Kobrick Growth Fund. The Agreement was also approved by the Board of Trustees of the CDC Kobrick Investment Trust on July 30, 2001 and by shareholders of the Kobrick Growth Fund at a special shareholder meeting held on November 9, 2001. On November 16, 2001, the transactions contemplated by the Agreement were consummated. An important result of these transactions is that the Fund assumes the financial and performance history of the Kobrick Growth Fund. The following sections of the Prospectus are revised to illustrate this change.

The effective date on the cover of the Prospectus with respect to the CDC Nvest Large Cap Growth Fund is November 19, 2001.



The "Performance" section relating to the CDC Nvest Large Cap Growth Fund is replaced with the following:

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance results below reflect the results achieved by the Fund's predecessor under different advisory arrangements and different investment strategies. The Fund's current subadviser assumed that function on July 1, 2001. This chart and table reflect results achieved by the previous adviser for periods prior to July 1, 2001. The Fund's past performance may have been different utilizing its current advisory arrangements.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the inception of that class for the Fund's predecessor.

--------------------------------------------------------------------------------
                                  TOTAL RETURN+
   2000
  -8.87%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: First Quarter 2000, up 13.26%
         Lowest Quarterly Return: First Quarter 2001, down -18.88%
+ The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -30.82%.

The table below shows the Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since class inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large Cap Growth Funds and Lipper Large-Cap Growth Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Fund. You may not invest directly in an index or an average. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Cap Growth Funds Average and Lipper Large-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS+                     PAST 1 YEAR         SINCE CLASS INCEPTION
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
CDC Nvest Large Cap Growth Fund:                     -8.87%                  16.47%
      Class Y (inception 10/29/99)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Russell 1000 Growth Index*                          -22.42%                   0.76%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Morningstar Large Cap Growth Funds Average          -13.92%                  2.39%**
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average               -16.25%                   0.16%
--------------------------------------------------------------------------------------------------

*The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund's comparative index because it is more representative of the type of large-cap growth stocks in which the Fund can invest. The performance of the S&P 500 Index for the 1 year, since Fund inception and since Class inception for the period ended December 31, 2000 was -9.10%, 16.21%, and -1.54%, respectively. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. **Calculated from November 1, 1999.

+ The returns shown above reflect the results of the Kobrick Growth Fund the assets and liabilities of which were acquired by the Fund on November 16, 2001.

For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

The following information relating to the CDC Nvest Large Cap Growth Fund is added to the "Fund Performance" section.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request. The financial highlights reflect the results of operations of the Kobrick Growth Fund, CDC Nvest Large Cap Growth Fund's accounting predecessor. The Kobrick Growth Fund reorganized into the CDC Nvest Large Cap Growth Fund on November 16, 2001.


                              FINANCIAL HIGHLIGHTS


                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:


                                                    NET
                             NET        NET         REALIZED               DIVIDENDS  DISTRIBUTIONS
                             ASSET      INVESTMENT  AND        TOTAL       FROM NET   FROM NET
                             VALUE,     INCOME      UNREALIZED FROM        INVESTMENT REALIZED    TOTAL
                             BEGINNING  (LOSS) (B)  GAIN       INVESTMENT   INCOME    CAPITAL     DISTRIBUTIONS
                             OF THE                 (LOSS)     OPERATIONS               GAINS
                              PERIOD                ON
                                                    INVESTMENTS
CDC NVEST LARGE CAP
GROWTH FUND
CLASS Y
9/30/2001                      21.73     (0.01)     (7.90)      (7.91)        --      (1.36)      (1.36)
10/29/1999(a) through          16.21     (0.06)      5.58        5.52         --         --          --
9/30/2000










                                               RATIOS TO AVERAGE NET ASSETS:



                                                   EXPENSES
                                                   AFTER       NET
 NET ASSET                    NET                  EXPENSE     INVESTMENT  PORTFOLIO
 VALUE, END   TOTAL         ASSETS,    EXPENSES    REDUCTIONS  INCOME      TURNOVER
   OF THE     RETURN      END OF THE   (%) (c)     (%) (C)     (LOSS)       RATE (%)
   PERIOD      (%)          PERIOD        (D)         (D)       (%) (C)
                             (000)


    12.46     (38.29)        1,251        1.15     0.98(e)      (0.06)        724
    21.73      34.05         1,746        1.15     0.95(e)      (0.28)        826







(a) Commencement of operations.
(b) Calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis for periods less than one year.
(d) Kobrick Funds LLC agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher. (f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(e) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.




                                                                      SP155-1101

                         CDC NVEST LARGE CAP GROWTH FUND

     Supplement dated November 19, 2001 to CDC Nvest Equity Funds Statement of Additional Information -- Part I dated November 14, 2001 with respect to the CDC Nvest Large Cap Growth Fund

On August 31, 2001, the Board of Trustees of CDC Nvest Funds Trust I (the "Trust") approved an agreement and plan of reorganization (the "Agreement") pursuant to which the CDC Nvest Large Cap Growth Fund ("Large Cap Growth Fund") would acquire all assets and liabilities of the Kobrick Growth Fund. The Agreement was also approved by the Board of Trustees of the CDC Kobrick Investment Trust on July 30, 2001 and by shareholders of the Kobrick Growth Fund at a special shareholder meeting held on November 9, 2001. On November 16, 2001, the transaction contemplated by the Agreement was consummated. An important result of this transaction is that the Fund assumes the financial and performance history of the Kobrick Growth Fund. As such, the following information with respect to the Large Cap Growth Fund is added to the Statement of Additional Information (the "Statement") of the CDC Nvest Equity Funds.

The effective date on the front page of the Statement with respect to the Large Cap Growth Fund is revised to November 19, 2001.

THE FOLLOWING IS ADDED TO THE "FUND CHARGES AND EXPENSES" SECTION:

The gross advisory fees paid by the Fund for the fiscal years ended September 30, 1999, 2000 and 2001 were $295,301, $1,068,635 and $976,870, respectively.
These fees were paid to Kobrick Funds LLC, its predecessor, and its successor, Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM") for their advisory services to Kobrick Growth Fund. The amount of voluntary waivers and reimbursements from Kobrick Funds LLC and its predecessor for the fiscal years ended September 30, 1999 and 2000 were $206,885 and $351,481, respectively. For the fiscal year ended September 30, 2001 the amount of voluntary waivers and reimbursements from Kobrick Funds LLC and VNSM was $547,749. For the fiscal year ended September 30, 2000 Kobrick Funds LLC deferred $322,191 of its management fees and for the fiscal year ended September 30, 2001, Kobrick Funds LLC and VNSM deferred $547,749 of its management fees.

The distribution expenses of the Fund for the fiscal years ended September 30, 1999, 2000 and 2001 were $73,825, $429,305 and $522,763, respectively.

The aggregrate brokerage commissions paid by the Fund during the fiscal years ended September 30, 1999, 2000 and 2001 were $320,297, $1,221,168 and
$1,048,313, respectively.The total commissions recaptured by the Fund to offset expenses for the fiscal years ended September 30, 2000 and 2001were $129,338 and $190,330, respectively.

THE FOLLOWING IS ADDED TO THE "INVESTMENT PERFORMANCE OF THE FUNDS" SECTION:

                      Performance Results - Percent Change
                 For the Fiscal Periods Ended September 30, 2001

LARGE CAP GROWTH FUND*+

                                                    Aggregate Total Return                Average Annual Total Return

CLASS A SHARES:  AS A % OF                     1 YEAR            SINCE 9/01/98**                SINCE 9/01/98**
--------------------------                     ------            ---------------                ---------------
Net Asset Value                                -38.45%                33.40%                         9.81%
Maximum Offering Price                         -41.98%                25.73%                         7.72%

                                                    Aggregate Total Return                Average Annual Total Return

CLASS B SHARES:  AS A % OF                       1 YEAR            SINCE 10/29/99**             SINCE 10/29/99**
--------------------------                       ------            ----------------             ----------------
Net Asset Value                                  -38.86%               -18.80%                      -10.26%
Redemption at End of Period                      -41.70%               -21.81%                      -12.01%

                                                    Aggregate Total Return                 Average Annual Total Return

CLASS C SHARES:  AS A % OF                       1 YEAR             SINCE 10/29/99**               SINCE 10/29/99**
--------------------------                       ------             ----------------               ----------------
Net Asset Value                                  -38.89%                -18.80%                        -10.26%
Redemption at End of Period***                   -40.07%                -19.59%                        -10.72%

                                                    Aggregate Total Return                  Average Annual Total Return

CLASS Y SHARES:  AS A % OF                       1 YEAR             SINCE 10/29/99**                SINCE 10/29/99**
--------------------------                       ------             ----------------                ----------------
Net Asset Value                                  -38.29%                -17.27%                          -9.39%

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Large Cap Growth Fund is $2,500.
** Commencement of operations or offering of specified class of shares.
*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load. +Until October 29, 1999 the Fund had only one class of shares and were offered without a sales charge. Therefore, performance results have been restated to account for fees and expenses under the Fund's multiple class structure.


THE FOLLOWING IS ADDED TO THE "FINANCIAL STATEMENTS" SECTION:

     The audited financial statements of the Kobrick Growth Fund and the related report of independent accountants included in the annual report of the Large Cap Growth Fund for the fiscal year ended September 30, 2001 are incorporated by reference. The Large Cap Growth Fund's annual and semiannual reports are available upon request without charge. Shareholders may request the annual or semiannual report by telephone at (800) 225-5478 or by writing to the Fund at CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.



                                                                      SP158-1101

CDC Nvest

--------------------------------------------------------------------------------

                   CDC Nvest Star Growth Fund


CDC Nvest Star Growth Fund
        Vaughan, Nelson, Scarborough & McCullough, L.P.; RS Investment Management, L.P.; Westpeak Global Advisors, L.P.; Miller Anderson

[photo]

                                   PROSPECTUS
                                November 19, 2001


                                  WHAT'S INSIDE

                            GOALS, STRATEGIES & RISKS
                                     PAGE 1

                              FUND FEES & EXPENSES
                                     PAGE 5

                                 MANAGEMENT TEAM
                                     PAGE 8

                                  FUND SERVICES
                                     PAGE 11

                                FUND PERFORMANCE
                                     PAGE 25

  The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call CDC Nvest
                                     Funds.

                                 CDC Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                              www.cdcnvestfunds.com

                                Table of Contents


GOALS, STRATEGIES & RISKS

CDC NVEST STAR GROWTH FUND

FUND FEES & EXPENSES

FUND FEES & EXPENSES

MORE ABOUT RISK

MORE ABOUT RISK

MANAGEMENT TEAM

MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISERS
MEET THE FUND'S PORTFOLIO MANAGERS

FUND SERVICES

INVESTING IN THE FUND
HOW SALES CHARGES ARE CALCULATED
WAYS TO REDUCE OR ELIMINATE SALES CHARGES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS
ADDITIONAL INVESTOR SERVICES

FUND PERFORMANCE

FUND PERFORMANCE

GLOSSARY OF TERMS

GLOSSARY OF TERMS

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.



Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

GOALS, STRATEGIES & RISKS
CDC NVEST STAR GROWTH FUND

  ------------------------------------------------------------
                          FUND FOCUS
  ------------------------------------------------------------
  --------------- -------------- -------------- --------------
                    STABILITY       INCOME         GROWTH
  --------------- -------------- -------------- --------------
  --------------- -------------- -------------- --------------
  HIGH                                                X
  --------------- -------------- -------------- --------------
  --------------- -------------- -------------- --------------
  MOD.
  --------------- -------------- -------------- --------------
  --------------- -------------- -------------- --------------
  LOW                   X              X
  --------------- -------------- -------------- --------------

--------------------------------------------------------------------------------
ADVISER:          CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISERS:      Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
                  RS Investment Management, L.P. ("RS Investment Management")
                  Westpeak Global Advisors, L.P. ("Westpeak")
                  Miller Anderson
CATEGORY:         All-Cap Equity

TICKER SYMBOL:    CLASS A               CLASS B                       CLASS C
                  pending               pending                       pending

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

CDC IXIS Advisers believes the Star Concept -- this Fund's and the other Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisers believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Subject to the Board's allocation policies, CDC IXIS Advisers generally allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

 The Fund may also:
o Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
o Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.
o    Invest in real estate investment trusts ("REITs").
o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.
o    Invest in convertible preferred stock and convertible debt securities.
o Enter into options, futures, swap contracts and currency hedging transactions.
o    Invest in initial public offerings ("IPOs") and Rule 144A securities.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled " CDC Nvest Star Growth Fund -- More on Investment Strategies."

PRINCIPAL INVESTMENT RISKS
EQUITY SECURITIES: Because the Fund may invest in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in increased tax liability to shareholders. Rule 144A securities may be more illiquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro." Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITS: REITs are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information about risks, see "More About Risk" in this Prospectus.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance results below reflect results achieved by the Fund's predecessor, under different advisory arrangements and different investment policies for periods which retained a different adviser and did not use a multi-segment structure prior to November 19, 2001. In addition, the Fund had different investment strategies prior to November 19, 2001. Because the Fund's current investment strategies, advisory arrangements and its multi-segment structure differ from those of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the first full year of operations of the Fund's predecessor.+ The returns for Classes B and C shares differ from the Class A returns shown in the bar chart, to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

TOTAL RETURN*+
--------------------------------------------------------------------------------
                                         1998        1999       2000
                                        50.00%      73.21%     -41.30%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: Fourth Quarter 1999, up 50.97%
         Lowest Quarterly Return: Fourth Quarter 2000, down -30.76%
*+ The Fund's Class A shares total return year-to-date as of September 30, 2001 was -45.34%.


The table below shows the Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since class inception, if shorter) compared to those of the Russell 3000 Index, a market value-weighted, unmanaged index of the 3,000 largest U.S. companies. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Mid Cap Growth Funds and Lipper Multi-Cap Growth Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Fund. You may not invest directly in an index or an average. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 3000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.


---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS+                            SINCE FUND     SINCE CLASS
(for the periods ended December 31,      PAST 1 YEAR     INCEPTION       INCEPTION
2000)                                                    (12/31/97)      (10/29/99)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CDC Nvest Star Growth Fund:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
      Class A (inception 12/31/97)*        -44.67%         12.86%            --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
      Class B (inception 10/29/99)         -44.63%           --           -17.02%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
      Class C (inception 10/29/99)         -42.89%           --           -14.83%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Russell 3000 Index                          -7.46%         11.57%          1.03%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Morningstar Mid Cap Growth Funds Average    -7.23%         20.28%         18.62%**
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average      -11.06%         20.65%          12.27%
---------------------------------------------------------------------------------------

+ The returns shown above reflect the results of the Fund's predecessor, the Kobrick Capital Fund, which, along with the Kobrick Emerging Growth Fund, were acquired by the Fund on November 16, 2001.


*Until October 29, 1999, the Fund's predecessor had only one class of shares and was offered without a sales charge. Returns prior to that date have been adjusted to reflect sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses."
** Calculated from November 1, 1999.

For estimated expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
CDC NVEST STAR GROWTH FUND - MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

VAUGHAN, NELSON, SCARBOROUGH & MCCULLOUGH (VNSM)

VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes: |X| Quality management |X| Strong financials |X| Competitive products |X| Positive economic outlooks

In selecting investments for the Fund's portfolio, VNSM employs the following strategy:
o It starts from a universe of more than 5,000 companies, screening out companies with less than $1 billion market capitalization.
o Next, VNSM screens for strong earnings and revenue growth over rolling 5-year periods.
o Choosing 100-150 target companies, VNSM then applies growth rate analysis and industry catalyst research to find 40-50 strong stocks for the portfolio.
o VNSM targets stocks for sale due to underperformance in earnings relative to targets, unfavorable changes in the company or its industry or when price targets are achieved.


RS INVESTMENT MANAGEMENT

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research-driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one- to three- year time horizon. The catalysts that spur growth in these small companies may consist of:
|X| A new product launch
|X| A new management team
|X| Expansion into new markets
|X| Realization of undervalued assets

In making investment decisions, RS Investment Management generally employs the following methods:
o RS Investment Management begins with a broad universe of companies which it believes possess the prospect of superior long-term growth. It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.
o Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources, and management's intended use, of cash. RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.
o RS Investment Management considers selling or initiating the sell process when:

     - A stock has reached the price objective set by RS Investment Management.

     - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

     - Negative fundamental changes occur relating to management, product definition or economic environment.

     - Opportunities that are more attractive are identified.

WESTPEAK
Westpeak constructs a portfolio of recognizable, reasonably priced stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the financial factors that Westpeak feels are most likely to be rewarded by the market in the future. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on factors such as:

|X|      Earnings-to-price ratios
|X|      Earnings growth rates
|X|      Positive earnings surprises
|X|      Book-to-price ratios
|X|      Dividend yields

Westpeak invests in stocks of companies in the Russell 3000 Growth Index. This universe of stocks represents small, medium and large capitalization companies.

Westpeak screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry characteristics. All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." The rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises."

The fundamental and expectations rank for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock. The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.


MILLER ANDERSON
The Miller Anderson segment of the Fund invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell Mid Cap Growth Index. Miller Anderson focuses on companies that demonstrate one or more of the following characteristics, although not all of the companies selected will have these characteristics:

|X|      High earnings growth rates
|X|      Growth stability
|X|      Rising profitability
|X|      The ability to produce earnings that beat market expectations

In making investment decisions, Miller Anderson generally employs the following methods:
o It uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. It then researches companies that pass the screen.
o It conducts extensive fundamental analysis to evaluate potential candidates for purchase, focusing on data such as sales growth, profit margins, and return on invested capital. In addition, it examines qualitative measures, including a company's strategic position within its industry and its management quality.
o It also evaluates market valuations to eliminate the most overvalued stocks.
o Miller Anderson follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)


----------------------------------------------------------- --------------- -------------- ---------------
                                                               CLASS A         CLASS B        CLASS C
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)(1)(2)                    5.75%           None          1.00%(4)
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds,
         as applicable)(2)                                       (3)            5.00%          1.00%
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Redemption fees                                                 None*           None*          None*
----------------------------------------------------------- --------------- -------------- ---------------

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."
(2)      Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies ("CDSC") with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."
(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery. See the section entitled "Investing in the Funds."

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


---------------------------- --------------------------------
                               CDC NVEST STAR GROWTH FUND#
---------------------------- --------------------------------
-------------------------------------------------------------
                             CLASS A     CLASS B   CLASS C
-------------------------------------------------------------
-------------------------------------------------------------
Management fees               1.00%       1.00%     1.00%
-------------------------------------------------------------
-------------------------------------------------------------
Distribution and/or           0.25%      1.00%*     1.00%*
service (12b-1) fees
-------------------------------------------------------------
-------------------------------------------------------------
Other expenses+               0.98%       0.98%     0.98%
-------------------------------------------------------------
-------------------------------------------------------------
Total annual fund             2.23%       2.98%     2.98%
operating expenses
-------------------------------------------------------------
-------------------------------------------------------------
Fee waiver/Expense            0.73%       0.73%     0.73%
Reimbursement
-------------------------------------------------------------
-------------------------------------------------------------
Net expenses                  1.50%       2.25%     2.25%
-------------------------------------------------------------

  # CDC IXIS Advisers has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares. This undertaking is in effect through April 30, 2003 and will be reevaluated thereafter on an annual basis. The advisory agreement between CDC IXIS Advisers and CDC Nvest Funds Trust I, on behalf of the Star Growth Fund, sets forth a management fee rate of 1.00%. CDC IXIS Advisers, however, has agreed to waive a portion of its fee so that the effective management fee is 0.90% through April 30, 2003.
* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

+ Other expenses are based on estimated amounts for a one-year period.

EXAMPLE


This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
|X| You invest $10,000 in the Fund for the time periods indicated; |X| Your investment has a 5% return each year; |X| The Fund's operating expenses remain the same; and |X| All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


----------- ------------------------------------------------------
                         CDC NVEST STAR GROWTH FUND
----------- ------------------------------------------------------
------------------------------------------------------------------
              CLASS           CLASS                 CLASS
                A              B**                    C
------------------------------------------------------------------
------------------------------------------------------------------
                          (1)       (2)        (1)        (2)
------------------------------------------------------------------
------------------------------------------------------------------
1 year          $719       $728        $228       $426       $326
------------------------------------------------------------------
------------------------------------------------------------------
3 years        $1166      $1153        $853       $944       $944
------------------------------------------------------------------
------------------------------------------------------------------
5 years        $1638      $1703       $1503      $1588      $1588
------------------------------------------------------------------
------------------------------------------------------------------
10 years       $2939      $3071       $3071      $3315      $3315
------------------------------------------------------------------

(1)    Assumes redemption at end of period.

(2)    Assumes no redemption at end of period.

* The examples are based on the Net Expenses shown above for the 1-year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years. ** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

EURO CONVERSION RISK Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments. The risk may be more evident in the Fund than in other similar funds because tax requirements related to the mergers of the Kobrick Capital Fund and the Kobrick Emerging Growth Fund, which may cause the Fund to miss out on profitable investments or prevent the Fund from selling investments that a subadviser may otherwise wish to sell.

OPTIONS, FUTURES AND SWAP CONTRACTS RISKS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

SMALL CAPITALIZATION COMPANIES RISK These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

MANAGEMENT TEAM
MEET THE FUND'S INVESTMENT ADVISERS AND SUBADVISERS

The CDC Nvest Funds family currently includes 27 mutual funds with a total of over $5.9 billion in assets under management as of June 30, 2001. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Classes A, B and C shares of CDC Nvest Star Growth Fund (the "Fund"), which along with the CDC Nvest Equity Funds, CDC Nvest Income Funds, the other CDC Nvest Star Funds and CDC Nvest Tax Free Income Funds, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS ASSET MANAGEMENT ADVISERS, L.P.
CDC IXIS ASSET MANAGEMENT ADVISERS (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America", formerly Nvest Companies, L.P.), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2001, CDC IXIS North America's 14 principal subsidiary or affiliated asset management firms, collectively had $131 billion in assets under management. CDC IXIS Advisers oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. The subadvisers listed below make the investment decisions for the Fund.

The Fund pays combined advisory and subadvisory fees at the annual rate of 1.00% of its average daily net assets.

SUBADVISERS

VAUGHAN, NELSON, SCARBOROUGH & MCCULLOUGH, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of the Fund . VNSM is a subsidiary of CDC IXIS North America. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of June 30, 2001, VNSM has approximately $3.9 billion in assets under management.

WESTPEAK, located at 1470 Walnut Street, Boulder, Colorado 80302, serves as subadviser to a segment of the Fund. Westpeak is a subsidiary of CDC IXIS North America. Founded in 1991, Westpeak has approximately $8.7 billion in assets under management as of June 30, 2001.

RS INVESTMENT MANAGEMENT, located at 388 Market Street, San Francisco, California 94111, serves as a subadviser to a segment of the Fund. RS Investment Management was founded in 1981 as part of Robertson, Stephens & Company. It is privately held, employee-owned and specializes in small and mid cap investing. As of June 30, 2001, RS Investment Management has $8 billion in assets under management.

MILLER ANDERSON, located at One Tower Bridge, West Conshohocken, PA 19428, serves as a subadviser to a segment of the Fund. Miller Anderson is the name under which, in some circumstances, Morgan Stanley Investment Management Inc. ("MSIM") does business. Miller Anderson provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of June 30, 2001, Miller Anderson has in excess of $172 billion in assets under management.

SUBADVISORY AGREEMENTS

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, the Fund's adviser or subadvisers may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or any of the subadvisers. In placing trades, any of the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

MANAGEMENT TEAM
MEET THE FUND'S PORTFOLIO MANAGERS

THOMAS M. ANICHINI

Thomas Anichini co-manages the Westpeak segment of the Fund. Mr. Anchini also co-manages Westpeak's segment of CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Anichini is a Vice President and Portfolio Manager at Westpeak Global Advisors, which he joined in October 1999. Prior to joining Westpeak, Mr. Anichini was a Principal at Mercer
Investment Consulting, Inc. from 1996 through 1999 and an Asset Allocation Manager at Carr Asset Management, Inc. from June 1994 until May 1996. Mr. Anichini holds the designation of Chartered Financial Analyst. He received a B.S. in Actuarial Science from the University of Illinois and an M.B.A. from the University of Chicago. He has over 10 years of investment experience.

ARDEN C. ARMSTRONG

Arden C. Armstrong co-manages the Miller Anderson segment of the Fund. Ms. Armstrong, Managing Director of MSIM, joined Miller Anderson, which in 1986 was acquired by MSIM. She has a B.A. from Brown University and an M.B.A. from the Wharton School at the University of Pennsylvania. Ms. Armstrong holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

WILLIAM R. BERGER

William R. Berger co-manages the VNSM segment of the Fund. He also co-manages CDC Nvest Large Cap Growth Fund. Mr. Berger, Principal of VNSM, joined the firm in 1998. Prior to joining VNSM, he was Vice President and Portfolio Manager at Securities Management from 1993 through 1998 and Research and Portfolio Manager at Trinity Investment Management Corp. from 1989 through 1993. Mr. Berger holds a B.S. from Miami University (Ohio) and an M.B.A. from the Wharton School at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and Certified Public Accountant. Mr. Berger has 13 years of investment management experience.

DAVID P. CHU

David P. Chu co-manages the Miller Anderson segment of the Fund. Mr. Chu, Executive Director of MSIM, joined the company in 1998. Prior to joining MSIM, Mr. Chu was a Senior Equities Analyst and co-portfolio manager at Trade Street
Investment Associates, Inc. from 1996 until 1998. He has a B.S. from the University of Michigan and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Chu holds the designation of Chartered Financial Analyst and has over 10 years of investment experience.

STEVEN B. CHULIK

Steven B. Chulik co-manages the Miller Anderson segment of the Fund. Mr. Chulik, Vice President of MSIM, joined the firm in 1997. Prior to joining MSIM, Mr. Chulik was a full time student at the Wharton School from 1995 through 1997 and a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 until 1995. He has a B.S. from Columbia University, an M.B.A. from the Wharton School at the University of Pennsylvania and over 6 years of investment experience.

ROBERT A. FRANZ

Robert A. Franz co-manages the Westpeak segment of the Fund. Mr. Franz also co-manages Westpeak's segment of the CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Franz is Principal, Chief Investment Officer of Westpeak Global Advisors, which he joined in 1991. Mr. Franz received a B.A. in Mathematics from Pomona College and has over 17 years of investment experience.

BRIAN A. GROVE

Brian A. Grove co-manages the VNSM segment of the Fund. He also co-manages CDC Nvest Large Cap Growth Fund. Mr. Grove, Principal of VNSM, joined the firm in 1997. Prior to joining VNSM, he was Vice President of Daniel Breen & Co., L.P. from 1989 through 1994 and 1995 through 1997 and a senior Portfolio Manager for Transamerica Asset Management from 1994 through 1995. Mr. Grove holds a B.A. and M.B.A. from Vanderbilt University, a J.D. from the University of Houston and is a member of the Texas Bar. He holds the designation of Chartered Financial Analyst and has 18 years of investment management experience.

CHRISTOPHER T. MCMILLIN

Christopher (Toby) McMillin co-manages the VNSM segment of the Fund. He also co-manages CDC Nvest Large Cap Growth Fund. Mr. McMillin, an investment research analyst for VNSM, joined the firm in 2000. Prior to joining VNSM, he was a Portfolio Manager and Research Analyst for Roger H. Jenswold & Company from 1997 through 2000 and a management consultant for PricewaterhouseCoopers from 1995 through 1997. Mr. McMillin holds a B.A. from the University of Texas. He has 4 years of investment management experience.

JOHN S. ROSCOE

John S. Roscoe co-manages the Morgan Stanley segment of the Fund. Mr. Roscoe, Vice President of Morgan Stanley, joined the company in 1997. Prior to joining Morgan Stanley, Mr. Roscoe was an Analyst at Rockefeller & Co., Inc. from 1994 until 1997. He has a B.A. from Cornell University and an M.B.A. from the Johnson Graduate School of Management at Cornell University. Mr. Roscoe holds the designation of Chartered Financial Analyst and has over 6 years of investment experience.

GERALD H. SCRIVER

Gerald Scriver co-manages the Westpeak segment of the Fund. Mr. Scriver also co-manages Westpeak's segment of CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Scriver is President and Chief Executive Officer of Westpeak Global Advisors, which he founded in 199. Mr. Scriver is a graduate of the State University of New York at Buffalo, and has over 35 years of investment experience.

JOHN H. SEABERN

John H. Seabern co-manages the RS Investment Management segment of the Fund. He is also co-manager of a segment of CDC Nvest Star Small Cap Fund and to the RS Diversified Growth Fund. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 10 years of investment management experience.

JOHN L. WALLACE

John L. Wallace co-manages the RS Investment Management segment of the Fund. He also serves as portfolio manager to a segment of CDC Nvest Star Small Cap Fund, and to the RS MidCap Opportunities Fund and the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 20 years of investment experience.

FUND SERVICES
INVESTING IN THE FUND

CHOOSING A SHARE CLASS

The Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."
o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.
o    You do not pay a sales charge
     on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.
o    You pay higher annual expenses than Class A shares.
o You will pay a charge on redemptions if you sell your shares within 6 years of purchase,as described in the section "How Sales Charges Are Calculated."
o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.
o Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."
o    You pay higher annual expenses than Class A shares.
o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.
o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.
o Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.


CERTIFICATES

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

FUND SERVICES
HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


-------------------------------------------------------------------------------------------
                                                CLASS A SALES CHARGES
      YOUR INVESTMENT          AS A % OF OFFERING PRICE      AS A % OF YOUR INVESTMENT
-------------------------------------------------------------------------------------------
     LESS THAN $ 50,000                 5.75%                          6.10%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $ 50,000 - $ 99,999                 4.50%                          4.71%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $ 100,000 - $249,999                3.50%                          3.63%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $ 250,000 - $499,999                2.50%                          2.56%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $ 500,000 - $999,999                2.00%                          2.04%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $1,000,000 OR MORE*                 0.00%                          0.00%
-------------------------------------------------------------------------------------------

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another CDC Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

-----------------------------------------------------------
        CLASS B CONTINGENT DEFERRED SALES CHARGES
-----------------------------------------------------------
-------------------------- --------------------------------
   YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
-------------------------- --------------------------------
-------------------------- --------------------------------
           1ST                          5.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
           2ND                          4.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
           3RD                          3.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
           4TH                          3.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
           5TH                          2.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
           6TH                          1.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
       THEREAFTER                       0.00%
-------------------------- --------------------------------

CLASS C SHARES

The offering price of Class C shares is their net asset value, plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another CDC Nvest Fund.

-----------------------------------------------------------
        CLASS C CONTINGENT DEFERRED SALES CHARGES
-----------------------------------------------------------
-------------------------- --------------------------------
   YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
-------------------------- --------------------------------
-------------------------- --------------------------------
1st                        1.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
thereafter                 0.00%
-------------------------- --------------------------------

Accounts established in other CDC Nvest Funds prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares.The CDSC:
o    is calculated based on the number of shares you are selling;
o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and
o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:
o     increases in net asset value above the purchase price; or
o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF THE MONEY MARKET FUNDS

If you exchange shares of a Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

FUND SERVICES
WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A OR C SHARES

REDUCING SALES CHARGES

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:
o LETTER OF INTENT -- allows you to purchase Class A shares of any CDC Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.
o COMBINING ACCOUNTS -- allows you to combine shares of multiple CDC Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another CDC Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:
o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
o Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
o Fund Trustees and other individuals who are affiliated with any CDC Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);
o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;
o Investments of $25,000 or more in CDC Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any CDC Nvest Fund or Money Market Fund; and
o Accounts open as of October 31, 1999 that became Class A shareholders of the Kobrick Capital, Kobrick Emerging Growth or Kobrick Growth Fund and subsequently became Class A shareholders of the Fund are not subject to applicable sales charges and may exchange into Class A shares of another CDC Nvest Fund without the imposition of a sales charge.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A or Class C shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A or Class C shares, respectively, of any CDC Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify CDC Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:
o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); o to make payments through a systematic withdrawal plan; or
o    due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or CDC Nvest Funds. Check the Statement of Additional Information (the "SAI") for details.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:
1.   Read this Prospectus carefully.
2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


------------------------------------------------ ----------------------- ------------------------ -----------------------

                                                                           MINIMUM TO OPEN AN
                                                   MINIMUM TO OPEN AN         ACCOUNT USING        MINIMUM FOR EXISTING
                TYPE OF ACCOUNT                         ACCOUNT            INVESTMENT BUILDER            ACCOUNTS
------------------------------------------------ ----------------------- ------------------------ -----------------------
------------------------------------------------ ----------------------- ------------------------ -----------------------

Any account other than those listed below                $2,500                   $100                     $100
------------------------------------------------ ----------------------- ------------------------ -----------------------
------------------------------------------------ ----------------------- ------------------------ -----------------------

Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers
to Minors Act ("UTMA")                                   $2,500                   $100                     $100
------------------------------------------------ ----------------------- ------------------------ -----------------------
------------------------------------------------ ----------------------- ------------------------ -----------------------

Individual Retirement Accounts ("IRAs")                   $500                    $100                     $100
------------------------------------------------ ----------------------- ------------------------ -----------------------
------------------------------------------------ ----------------------- ------------------------ -----------------------

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                     $250                    $100                     $100
------------------------------------------------ ----------------------- ------------------------ -----------------------
------------------------------------------------ ----------------------- ------------------------ -----------------------

Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                            $25                      N/A                     $25
------------------------------------------------ ----------------------- ------------------------ -----------------------

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.
3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.
4.       Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)         CDC NVEST FUNDS WEB SITE

800-225-5478, PRESS 1                           WWW.CDCNVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o review your account balance, recent transactions, Fund prices and recent performance;
o    order duplicate account statements; and o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

FUND SERVICES
BUYING SHARES


                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
                                         |X|  Call your investment dealer for
                                              information about opening or
                                              adding an account.

BY MAIL
                                         |X|  Make out a check in U.S.           |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.
                                         |X|  Mail the check with your           |X|  Fill out the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 8551,             or include a letter specifying
                                              Boston, MA 02266-8551.                  the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)

                                         |X|  Obtain a current prospectus        |X|  Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          www.cdcnvestfunds.com to
                                              Funds at 800-225-5478.                  request an exchange.
                                         |X|  Call your investment dealer or CDC
                                              Nvest Funds to request an
                                              exchange.


BY WIRE
                                         |X|  Call CDC Nvest Funds at            |X|  Visit www.cdcnvestfunds.com
                                              800-225-5478 to obtain an               to add shares to your account
                                              account number and wire transfer        by wire.
                                              instructions.  Your bank may       |X|  Instruct your bank to
                                              charge you for such a transfer.         transfer funds to State Street
[wire icon]                                                                           Bank & Trust Company, ABA#
                                                                                      011000028, and DDA # 99011538.

                                                                                 |X| Specify the Fund name, your class
                                                                                     of shares,  your  account  number
                                                                                     and the registered account name(s).
                                                                                     Your bank may charge you for such
                                                                                     a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER

                                         |X|  Indicate on your application       |X|  Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 for a Service
                                              automatic investment plan               Options Form.  A signature
                                              through Investment Builder and          guarantee may be required to
                                              the amount of the monthly               add this privilege.
                                              investment ($100 minimum).         |X|  See the section entitled
                                         |X|  Include a check marked "Void" or a      "Additional Investor Services".
                                              deposit slip from your bank
                                              account.

THROUGH AUTOMATED CLEARING HOUSE ("ACH")

                                         |X|  Ask your bank or credit            |X|  Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 or visit
[ACH icon]                                    the ACH system.                         www.cdcnvestfunds.com to add
                                         |X|  Complete the "Bank                      shares to your account through
                                              Information" section on your            ACH.
                                              account application.               |X|  If you have not signed up
                                         |X|  Mail your completed                     for the ACH system, please call
                                              application to CDC Nvest Funds,         CDC Nvest Funds for a Service
                                              P.O. Box 8551, Boston, MA               Options Form.
                                              02266-8551.

FUND SERVICES
SELLING SHARES
                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for
                                            information.

BY MAIL
                                       o    Write a letter to request a
                                            redemption. Specify the name of your
                                            Fund, class of shares, account
                                            number, the exact registered account
                                            name(s), the number of shares or the
                                            dollar amount to be redeemed and the
                                            method by which you wish to receive
                                            your proceeds. Additional materials
                                            may be required. See the section
                                            entitled "Selling Shares in
                                            Writing."
[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.
                                       o    Mail your request by REGULAR mail to
                                            CDC Nvest Funds, P.O. Box 8551,
                                            Boston, MA 02266-8551 or by
                                            REGISTERED, EXPRESS or CERTIFIED
                                            mail to CDC Nvest Funds, 66 Brooks
                                            Drive, Braintree, MA 02184.
                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter.
                                            Proceeds delivered by mail will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order.

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            exchange.

BY WIRE
                                       o    Fill out the "Bank Information"
                                            section on your account application.
[wire icon]                            o    Call CDC Nvest Funds at
                                            800-225-5478, visit
                                            www.cdcnvestfunds.com or indicate in
                                            your redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds.

THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.
                                       o    Complete the "Bank Information"
                                            section on your account application.
[ACH icon]                             o    If you have not signed
                                            up for the ACH system on your
                                            application, please call CDC Nvest
                                            Funds at 800-225-5478 for a Service
                                            Options Form.
                                       o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            ACH redemption.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN (SEE THE SECTION ENTITLED "ADDITIONAL INVESTOR SERVICES" FOR MORE INFORMATION)
                                       o    Call CDC Nvest Funds at 800-225-5478
                                            or your financial representative
                                            for information.
                                       o    Because withdrawal payments may have
                                            tax consequences, you should
[systematic icon]                           consult your tax adviser before
                                            establishing such a plan.

BY TELEPHONE
                                       o    Call CDC Nvest Funds at 800-225-5478
                                            to choose the method you wish to use
[telephone icon]                            to redeem your shares.  You may
                                            receive your proceeds by mail, by
                                            wire or through ACH (see above).

FUND SERVICES
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
o    your address of record has been changed within the past 30 days;
o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or
o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:
o   a financial representative or securities dealer;
o   a federal savings bank, cooperative, or other type of bank;
o   a savings and loan or other thrift institution;
o   a credit union; or
o   a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.


SELLER (ACCOUNT TYPE)                                           REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,                         o The request must include the signatures of all ACCOUNTS) persons
UGMA/UTMA (MINOR                                                  authorized to sign, including title, if applicable.
                                                                o Signature guarantee, if applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS                               o The request must include the signatures of all persons authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS                            o The request must include the signatures of all trustees authorized to sign, including title.
                                                                o If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.
                                                                o Signature guarantee, if applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE                              o The request must include the signatures of all surviving tenants
DECEASED                                                          of the account.
                                                                o Copy of the death certificate.
                                                                o Signature guarantee if proceeds check is issued to other than the surviving tenants.

POWER OF ATTORNEY (POA)                                         o The request must include the signatures of the attorney-in-fact, indicating such title.
                                                                o A signature guarantee.
                                                                o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS,                o The request must include the signatures of all  those authorized
CONSERVATORS                                                      to sign, including capacity.
                                                                o A signature guarantee.
                                                                o Certified copy of court document where signer derives authority,
                                                                  e.g.: Letters of Administration, Conservatorship and Letters
                                                                  Testamentary.*

QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT CDC NVEST            o The request must include the signatures of all  those authorized
FUNDS PROTOTYPE DOCUMENTS)                                        to sign, including title.
                                                                o Signature guarantee, if applicable (see above).

INDIVIDUAL RETIREMENT ACCOUNTS                                  o Additional documentation and distribution forms are required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES
EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another CDC Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the CDC Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


RESTRICTION                                                 SITUATION
o    The Fund may suspend the right of redemption or        o     When the New York Stock Exchange (the "Exchange") is closed (other than a weekend/holiday)
                                                            o     During an emergency
                                                            o     Any other period permitted by the SEC

o    The Fund reserves the right to suspend account         o     With a notice of a dispute between registered owners
     services or refuse transaction requests:               o     With suspicion/evidence of a fraudulent act

o    The Fund may pay the redemption price in whole         o     When it is detrimental for a Fund to make cash
     or in part by a distribution in kind of readily              payments as determined in the sole discretion of the
     marketable securities in lieu of cash or may take            adviser or subadviser
     up  to 7 days to pay a redemption request in order
     to raise capital:

o    The Fund may withhold redemption proceeds until        o     When redemptions are made within 10 calendar days
     the check or funds have cleared:                             of purchase by check or ACH of the shares being
                                                                  redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

SMALL ACCOUNT REDEMPTION

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

FUND SERVICES
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE = TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS -
                                        LIABILITIES
--------------------------------------------------------------------------------
                              NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.
o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).
o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares

*Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

EQUITY SECURITIES -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

OPTIONS -- last sale price, or if not available, last offering price.

FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

FUND SERVICES
DIVIDENDS AND DISTRIBUTIONS
The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services." Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another CDC Nvest Fund.
Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan CDC Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, i.e. gains from investments that the Fund held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of the Fund's dividends that are derived from such interest.

The Fund may invest in REITs. REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or CDC Nvest Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other dispostion of Fund shares will be taxed as a long-term captal gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

COMPENSATION TO SECURITIES DEALERS

As part of its business strategy, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND SERVICES
ADDITIONAL INVESTOR SERVICES


RETIREMENT PLANS

CDC Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC NVEST FUNDS WEB SITE

Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.cdcnvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

                      This page left blank intentionally.

FUND PERFORMANCE

FUND SERVICES
FUND PERFORMANCE

The financial highlights table is intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request. The financial highlights reflect the results of operations of Kobrick Capital Fund, the Star Growth Fund's accounting predecessor. The Kobrick Capital Fund reorganized into the Star Growth Fund on November 19, 2001.


For a share outstanding throughout each period.





                                INCOME (LOSS) FROM INVESTMENT OPERATIONS: LESS DISTRIBUTIONS:
                                  INVESTMENT OPERATIONS:
                          NET                 NET REALIZED
                         ASSET                   AND                            DISTRIBUTIONS
                         VALUE,        NET    UNREALIZED              DIVIDENDS FROM NET
                        BEGINNING INVESTMENT  GAIN (LOSS) TOTAL FROM  FROM NET  REALIZED
                        OF THE     INCOME        ON       INVESTMENT INVESTMENT CAPITAL    TOTAL
                        PERIOD     (LOSS)(C) INVESTMENTS  OPERATIONS  INCOME    GAINS   DISTRIBUTIONS

STAR GROWTH FUND
(formerly Kobrick
Capital Fund)
CLASS A
9/30/2001               $ 19.05  $(0.05    $(11.79)   $(11.84)   $     -     $  -        $  -
9/30/2000                 17.21   (0.14)      4.35(g)    4.21          -      (2.37)      (2.37)
9/30/1999                 10.71   (0.18)      6.68       6.50          -          -           -
12/31/1997(a) through     10.00   (0.13)      0.84       0.71          -          -           -
9/30/1998
CLASS B
9/30/2001                 18.92   (0.13)    (11.67)    (11.80)         -          -           -
10/29/1999(a) through     15.64   (0.24)      3.52(g)    3.28          -          -           -
9/30/2000
CLASS C
9/30/2001                 18.93   (0.13)     (11.68)   (11.81)         -          -           -
10/29/1999(a) through     15.64   (0.25)      3.54(g)    3.29          -          -           -
9/30/2000



(a) Commencement of operations.
(b) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods less than one year are not annualized.
(c) Calculated using the average shares outstanding during the period.
(d) Computed on an annualized basis for periods less than one year.
(e) The investment adviser agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher.
(f) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(g) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.



                              RATIOS TO AVERAGE NET ASSETS
  NET              NET
 ASSET            ASSETS,             EXPENSES   NET
VALUE,            END OF               AFTER   INVESTMENT PORTFOLIO
END OF   TOTAL     THE                EXPENSE   INCOME    TURNOVER
 THE    RETURN   PERIOD   EXPENSES   REDUCTIONS (LOSS)     RATE
PERIOD   (%)(B)   (000)   (%)(D)(E)  (%)(D)(E)  (%)(D)     (%)





$ 7.21  (62.15)   $34,736   1.50      1.47(f)  (0.44 )   1,371
 19.05   27.99    193,897   1.51      1.48(f)  (0.67 )   1,320
 17.21   60.69    102,879   1.75      1.75     (1.09 )     778
 10.71    7.10     27,463   1.75      1.75     (1.38 )     350

 7.12   (62.37)    27,248   2.25      2.22(f)  (1.19 )   1,371
 18.92   20.97     89,645   2.25      2.21(f)  (1.29 )   1,320

 7.12   (62.39)     4,162   2.25      2.22(f)  (1.19 )   1,371
 18.93   21.04     16,247   2.25      2.21(f)  (1.32 )   1,320

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders, of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING-- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value. Some firms use the inverse ratio for this calculation (i.e. book-to-price ratio).

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Fund, the
              following documents are available free upon request:

         ANNUAL AND SEMI-ANNUAL REPORTS-- Provide additional information about the Fund's investments. Each report includes a
                     discussion of the market conditions and
                investment strategies that significantly affected
               the Fund's performance during its last fiscal year.
                      Toreduce costs, we mail one copy per
                    household. For more copies call CDC IXIS
                   Asset Management Distributors, L.P. at the
                                  number below.

              STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides
                more detailed information about the Fund and its
                  investment limitations and policies, has been
                   filed with the SEC and is incorporated into
                          this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMI-ANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                         REPRESENTATIVE, OR THE FUND AT:

                            CDC IXIS Asset Management Distributors, L.P.,
                      399 Boylston Street, Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

                Your financial representative or CDC Nvest Funds
          will also be happy to answer your questions or to provide any additional information that you may require.

             You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the SEC's Web site at: www.sec.gov.

             Copies of these publications are also available for a
               fee and information on the operation of the Public
                  Reference Room may be obtained by electronic
       request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing or calling the Public Reference Section of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

     CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of CDC Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.



                   (Investment Company Act File No. 811-4323)


                                                                      XSG51-1101

CDC Nvest

--------------------------------------------------------------------------------

                   CDC Nvest

 Star Growth Fund - Class Y shares


CDC Nvest Star Growth Fund
       Vaughan, Nelson,
       Scarborough &
       McCullough, L.P.;
       RS
       Investment
       Management, L.P.;
       Westpeak Global
       Advisors, L.P.;
       Miller Anderson


[photo]

                                   PROSPECTUS
                                November 19, 2001


                                  WHAT'S INSIDE

                            GOALS, STRATEGIES & RISKS
                                     PAGE 1

                              FUND FEES & EXPENSES
                                     PAGE 5

                                 MANAGEMENT TEAM
                                     PAGE 8

                                  FUND SERVICES
                                     PAGE 11

                                FUND PERFORMANCE
                                     PAGE 19

  The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

        For general information on the Fund or any of its services and for assistance in opening an account, contact your financial
                     representative or call CDC Nvest Funds.

                                 CDC Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                              www.cdcnvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
CDC NVEST STAR GROWTH FUND

FUND FEES & EXPENSES
FUND FEES & EXPENSES

MORE ABOUT RISK
MORE ABOUT RISK

MANAGEMENT TEAM
MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISERS
MEET THE FUND'S PORTFOLIO MANAGERS

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS

FUND PERFORMANCE
FUND PERFORMANCE

GLOSSARY OF TERMS
GLOSSARY OF TERMS

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

GOALS, STRATEGIES & RISKS
CDC NVEST STAR GROWTH FUND

                    ------------------------------------------------------------
                                              FUND FOCUS
                    ------------------------------------------------------------
                    --------------- -------------- -------------- --------------
                                       STABILITY       INCOME         GROWTH
                    --------------- -------------- -------------- --------------
                    --------------- -------------- -------------- --------------
                     HIGH                                                X
                    --------------- -------------- -------------- --------------
                    --------------- -------------- -------------- --------------
                     MOD.
                    --------------- -------------- -------------- --------------
                    --------------- -------------- -------------- --------------
                     LOW                   X              X
                    --------------- -------------- -------------- --------------

--------------------------------------------------------------------------------
ADVISER:       CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISERS:   Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
               RS Investment Management, L.P. ("RS Investment Management")
               Westpeak Global Advisors, L.P. ("Westpeak")
               Miller Anderson
CATEGORY:      All-Cap Equity

        TICKER SYMBOL:                                                  CLASS Y
                                                                        pending

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

CDC IXIS Advisers believes the Star Concept -- this Fund's and the other Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisers believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Subject to the Board's allocation policies, CDC IXIS Advisers generally allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

 The Fund may also:
o Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
o Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.
o    Invest in real estate investment trusts ("REITs").
o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.
o    Invest in convertible preferred stock and convertible debt securities.
o Enter into options, futures, swap contracts and currency hedging transactions.
o    Invest in initial public offerings ("IPOs") and Rule 144A securities.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled " CDC Nvest Star Growth Fund -- More on Investment Strategies."

PRINCIPAL INVESTMENT RISKS
EQUITY SECURITIES: Because the Fund may invest in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in increased tax liability to shareholders. Rule 144A securities may be more illiquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro." Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITS: REITs are subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.




For additional information, see "More About Risk."

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception, if shorter) compare with those of a broad measure of market performance and those indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. . The performance results below reflect results achieved by the Fund's predecessor, which retained a different adviser and did not use a multi-segment structure prior to November 19, 2001. In addition, the Fund used different strategies prior to November 19, 2001. Because the Fund's current investment strategies, advisory arrangements and its multi-segment structure differ from those of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the inception of that class for the Fund's predecessor. +

--------------------------------------------------------------------------------
                                  TOTAL RETURN+
   2000
  -41.15%
--------------------------------------------------------------------------------
(DELTA)  Highest Quarterly Return: First Quarter 2000, up 10.81%
         Lowest Quarterly Return: Fourth Quarter 2000, down -30.70%
+ The Fund's Class Y shares total return year-to-date as of September 30, 2001 was -45.20%.


The table below shows the Fund's predecessor's average annual total returns for the one-year, five-year and ten-year periods (or since class inception, if shorter) compared to those of the Russell 3000 Index, a market value-weighted, unmanaged index of the 3,000 largest U.S. companies. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Mid Cap Growth Funds and Lipper Multi-Cap Growth Funds Averages, each an average of the total returns of mutual funds with a current investment style similar to that of the Fund. You may not invest directly in an index or an average. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 3000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Funds Average and Lipper Multi-Cap Value Growth Funds Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------- ----------------------------------- -----------------------------------
AVERAGE ANNUAL TOTAL RETURNS+                    PAST 1 YEAR                     SINCE CLASS INCEPTION
(for the periods ended December 31,
2000)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
CDC Nvest Star Growth Fund:                        -41.15%                             -13.30%
Class Y (inception 10/29/99)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Russell 3000 Index                                  -7.46%                              1.03%
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Morningstar Mid Cap Growth Funds
Average                                             -7.23%                             18.62%*
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Lipper Multi-Cap Growth Funds                      -11.06%                              12.27%
Average
------------------------------------- ----------------------------------- -----------------------------------

*Calculated from November 1, 1999.

+ The returns shown above reflect the results of the Fund's predecessor, the Kobrick Capital Fund, which, along with the Kobrick Emerging Growth Fund, were acquired by the Fund on November 16, 2001.

 For estimated expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

GOALS, STRATEGIES & RISKS
CDC NVEST STAR GROWTH FUND - MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.


VAUGHAN, NELSON, SCARBOROUGH & MCCULLOUGH (VNSM)

VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

     |X| Quality management
     |X| Strong financials
     |X| Competitive products
     |X| Positive economic outlooks

In selecting investments for the Fund's portfolio, VNSM employs the following strategy:
o It starts from a universe of more than 5,000 companies, screening out companies with less than $1 billion market capitalization.
o Next, VNSM screens for strong earnings and revenue growth over rolling 5-year periods.
o Choosing 100-150 target companies, VNSM then applies growth rate analysis and industry catalyst research to find 40-50 strong stocks for the portfolio.
o VNSM targets stocks for sale due to underperformance in earnings relative to targets, unfavorable changes in the company or its industry or when price targets are achieved.

RS INVESTMENT MANAGEMENT

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research-driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one- to three-year time horizon. The catalysts that spur growth in these small companies may consist of:

|X|  A new product launch
|X|  A new management team
|X|  Expansion into new markets
|X|  Realization of undervalued assets

In making investment decisions, RS Investment Management generally employs the following methods:

o RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth. It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.

o Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources, and management's intended use, of cash. RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.

o RS Investment Management considers selling or initiating the sell process when:

     - A stock has reached the price objective set by RS Investment Management.

     - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

     - Negative fundamental changes occur relating to management, product definition or economic environment.

     - Opportunities that are more attractive are identified.

WESTPEAK
Westpeak constructs a portfolio of recognizable, reasonably priced stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the financial factors that Westpeak feels are most likely to be rewarded by the market in the future. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on factors such as:

|X|  Earnings-to-price ratios
|X|  Earnings growth rates
|X|  Positive earnings surprises
|X|  Book-to-price ratios
|X|  Dividend yields

Westpeak invests in stocks of companies in the Russell 3000 Growth Index. This universe of stocks represents small, medium and large capitalization companies.

Westpeak screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry characteristics. All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." The rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises."

The fundamental and expectations rank for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock. The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.


MILLER ANDERSON
The Miller Anderson segment of the Fund invests primarily in common stocks of companies with capitalizations in the range of companies included in the Russell Mid Cap Growth Index. Miller Anderson focuses on companies that demonstrate one or more of the following characteristics, although not all of the companies selected will have these characteristics:

|X|  High earnings growth rates
|X|  Growth stability
|X|  Rising profitability
|X|  The ability to produce earnings that beat market expectations

In making investment decisions, Miller Anderson generally employs the following methods:
o It uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. It then researches companies that pass the screen.
o It conducts extensive fundamental analysis to evaluate potential candidates for purchase, focusing on data such as sales growth, profit margins, and return on invested capital. In addition, it examines qualitative measures, including a company's strategic position within its industry and its management quality.
o It also evaluates market valuations to eliminate the most overvalued stocks.
o Miller Anderson follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

FUND FEES & EXPENSES
FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                       ALL FUNDS
                                                                        CLASS Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Redemption fees                                                          None*
--------------------------------------------------------------------------------
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------- -------------------------------
                        CDC NVEST STAR GROWTH FUND*
---------------------- -------------------------------
---------------------- -------------------------------
                                  CLASS Y
---------------------- -------------------------------
---------------------- -------------------------------
Management fees                    1.00%
---------------------- -------------------------------
---------------------- -------------------------------
Distribution and/or                 None
service (12b-1) fees
---------------------- -------------------------------
---------------------- -------------------------------
Other expenses**                   0.58%
---------------------- -------------------------------
---------------------- -------------------------------
Total annual fund                  1.58%
operating expenses
---------------------- -------------------------------
---------------------- -------------------------------
Fee Waiver/Expense                 0.33%
Reimbursement
---------------------- -------------------------------
---------------------- -------------------------------
Net Expenses                       1.25%
---------------------- -------------------------------


  *CDC IXIS Advisers has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2003 and will be reevaluated thereafter on an annual basis. The advisory agreement between CDC IXIS Advisers and CDC Nvest Funds Trust I, on behalf of the Star Growth Fund, sets forth a management fee rate of 1.00%. CDC IXIS Advisers, however, has agreed to waive a portion of its fee so that the effective management fee is 0.90% through April 30, 2003.

** Other expenses are based on estimated amounts for a one-year period.

EXAMPLE


This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

|X| You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;
|X|  Your investment has a 5% return each year;
|X| The Fund's operating expenses remain the same; and |X| All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

  -------------- --------------------------------------
                      CDC NVEST STAR GROWTH FUND
  -------------- --------------------------------------
  -----------------------------------------------------
                               CLASS Y
  -----------------------------------------------------
  -----------------------------------------------------
  1 year                                          $127
  -----------------------------------------------------
  -----------------------------------------------------
  3 years                                         $467
  -----------------------------------------------------
  -----------------------------------------------------
  5 years                                         $829
  -----------------------------------------------------
  -----------------------------------------------------
  10 years                                      $1,850
  -----------------------------------------------------

* The example is based on the Net Expenses shown above for the 1-year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

EURO CONVERSION RISK Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by the Fund.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

 INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments. The risk may be more evident in the Fund than in other similar funds because of tax requirements related to the mergers of the Kobrick Capital Fund and the Kobrick Emerging Growth Fund, which may cause the Fund to miss out on profitable investments or prevent the Fund from selling investments that a subadviser may otherwise wish to sell.

OPTIONS, FUTURES AND SWAP CONTRACTS RISKS These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

SMALL CAPITALIZATION COMPANIES RISK These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

MANAGEMENT TEAM
MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISERS

The CDC Nvest Funds family currently includes 27 mutual funds with a total of over $5.9 billion in assets under management as of June 30, 2001. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of CDC Nvest Star Growth Fund (the "Fund"), which along with the CDC Nvest Equity Funds, CDC Nvest Income Funds, the other CDC Nvest Star Funds and CDC Nvest Tax Free Income Funds, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS ASSET MANAGEMENT ADVISERS, L.P.
CDC IXIS ASSET MANAGEMENT ADVISERS (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America", formerly Nvest Companies, L.P.), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2001, CDC IXIS North America's 14 principal subsidiary or affiliated asset management firms, collectively had $131 billion in assets under management. CDC IXIS Advisers oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. The subadvisers listed below make the investment decisions for the Fund.


The Fund pays combined advisory and subadvisory fees at the annual rate of 1.00% of its average daily net assets.

SUBADVISERS

VAUGHAN, NELSON, SCARBOROUGH & MCCULLOUGH, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of the Fund. VNSM is a subsidiary of CDC IXIS North America. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of June 30, 2001, VNSM has approximately $3.9 billion in assets under management.

WESTPEAK, located at 1470 Walnut Street, Boulder, Colorado 80302, serves as subadviser to a segment of the Fund. Westpeak is a subsidiary of CDC IXIS North America. Founded in 1991, Westpeak has approximately $8.7 billion in assets under management as of June 30, 2001.

RS INVESTMENT MANAGEMENT, located at 388 Market Street, San Francisco, California 94111, serves as a subadviser to a segment of the Fund. RS Investment Management was founded in 1981 as part of Robertson, Stephens & Company. It is privately held, employee-owned and specializes in small and mid cap investing. As of June 30, 2001, RS Investment Management has $8 billion in assets under management.

MILLER ANDERSON, located at One Tower Bridge, West Conshohocken, PA 19428, serves as a subadviser to a segment of the Fund. Miller Anderson is the name under which, in some circumstances, Morgan Stanley Investment Management Inc. ("MSIM") does business. Miller Anderson provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of June 30, 2001, Miller Anderson has in excess of $172 billion in assets under management.

SUBADVISORY AGREEMENTS

The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, the Fund's adviser or subadvisers may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or any of the subadvisers. In placing trades, any of the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

MANAGEMENT TEAM
MEET THE FUND'S PORTFOLIO MANAGERS

THOMAS M. ANICHINI

Thomas Anichini co-manages the Westpeak segment of the Fund. Mr. Anichini also co-manages Westpeak's segment of CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Anichini is a Vice President and Portfolio Manager at Westpeak Global Advisors, which he joined in October 1999. Prior to joining Westpeak, Mr. Anichini was a Principal at Mercer Investment Consulting, Inc. from June 1996 through September 1999 and an Asset Allocation Manager at Carr Asset Management, Inc. from June 1994 until May 1996. Mr. Anichini holds the designation of Chartered Financial Analyst. He received a B.S. in Actuarial Science from the University of Illinois and an M.B.A. from the University of Chicago. He has over 10 years of investment experience.

ARDEN C. ARMSTRONG

Arden C. Armstrong co-manages the Miller Anderson segment of the Fund. Ms. Armstrong, Managing Director of MSIM, joined Miller Anderson, which in 1986 was acquired by MSIM. She has a B.A. from Brown University and an M.B.A. from the Wharton School at the University of Pennsylvania. Ms. Armstrong holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

WILLIAM R. BERGER

William R. Berger co-manages the VNSM segment of the Fund. He also co-manages CDC Nvest Large Cap Growth Fund. Mr. Berger, Principal of VNSM, joined the firm in 1998. Prior to joining VNSM, he was Vice President and Portfolio Manager at Securities Management from 1993 through 1998 and Research and Portfolio Manager at Trinity Investment Management Corp. from 1989 through 1993. Mr. Berger holds a B.S. from Miami University (Ohio) and an M.B.A. from the Wharton School at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and Certified Public Accountant. Mr. Berger has 13 years of investment management experience.

DAVID P. CHU

David P. Chu co-manages the Miller Anderson segment of the Fund. Mr. Chu, Executive Director of MSIM, joined the company in 1998. Prior to joining MSIM, Mr. Chu was a Senior Equities Analyst and co-portfolio manager at Trade Street Investment Associates, Inc. from 1996 until 1998. He has a B.S. from the University of Michigan and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Chu holds the designation of Chartered Financial Analyst and has over 10 years of investment experience.

STEVEN B. CHULIK

Steven B. Chulik co-manages the Miller Anderson segment of the Fund. Mr. Chulik, Vice President of Miller Anderson, joined the firm in 1997. Prior to joining Miller Anderson, Mr. Chulik was a full time student at the Wharton School from 1995 through 1997 and a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 until 1995. He has a B.S. from Columbia University, an M.B.A. from the Wharton School at the University of Pennsylvania and over 6 years of investment experience.

ROBERT A. FRANZ

Robert Franz co-manages the Westpeak segment of the Fund. Mr. Franz also co-manages Westpeak's segment of CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Franz is Principal, Chief Investment Officer of Westpeak Global Advisors, which he joined in 1991. Mr. Franz received a B.A. in Mathematics from Pomona College and has over 17 years of investment experience.

BRIAN A. GROVE

Brian A. Grove co-manages the VNSM segment of the Fund. He also co-manages
CDC Nvest Large Cap Growth Fund. Mr. Grove, Principal of VNSM, joined the firm in 1997. Prior to joining VNSM, he was Vice President of Daniel Breen & Co., L.P. from 1989 through 1994 and 1995 through 1997and a senior Portfolio Manager for Transamerica Asset Management from 1994 through1995. Mr. Grove holds a B.A. and M.B.A. from Vanderbilt University, a J.D. from the University of Houston and is a member of the Texas Bar. He holds the designation of Chartered Financial Analyst and has 18 years of investment management experience.

CHRISTOPHER T. MCMILLIN

Christopher (Toby) McMillin co-manages the VNSM segment of the Fund. He also co-manages CDC Nvest Large Cap Growth Fund. Mr. McMillin, an investment research analyst for VNSM, joined the firm in 2000. Prior to joining VNSM, he was a Portfolio Manager and Research Analyst for Roger H. Jenswold & Company from 1997 through 2000 and a management consultant for PricewaterhouseCoopers from 1995 through 1997. Mr. McMillin holds a B.A. from the University of Texas. He has 4 years of investment management experience.

JOHN S. ROSCOE

John S. Roscoe co-manages the Morgan Stanley segment of the Fund. Mr.
Roscoe, Vice President of Morgan Stanley, joined the company in 1997. Prior to joining Morgan Stanley, Mr. Roscoe was an Analyst at Rockefeller & Co., Inc. from 1994 until 1997. He has a B.A. from Cornell University and an M.B.A. from the Johnson Graduate School of Management at Cornell University. Mr. Roscoe holds the designation of Chartered Financial Analyst and has over 6 years of investment experience.

GERALD H. SCRIVER

Gerald Scriver co-manages the Westpeak segment of the Fund. Mr. Scriver also co-manages Westpeak's segment of CDC Nvest Star Value Fund, CDC Nvest Growth and Income Fund and CDC Nvest Capital Growth Fund. Mr. Scriver is President and Chief Executive Officer of Westpeak Global Advisors, which he founded in 1991. Mr. Scriver is a graduate of the State University of New York at Buffalo and has over 35 years of investment experience.

JOHN H. SEABERN

John H. Seabern co-manages the RS Investment Management segment of the
Fund. He is also co-manager of a segment of CDC Nvest Star Small Cap Fund and to the RS Diversified Growth Fund. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 10 years of investment management experience.

JOHN L. WALLACE

John L. Wallace co-manages the RS Investment Management segment of the
Fund. He also serves as portfolio manager to a segment of CDC Nvest Star Small Cap Fund, and to the RS MidCap Opportunities Fund and the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 20 years of investment experience.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:
1.   Read this Prospectus carefully.
2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares:

     Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

     A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

     There is no initial or subsequent investment minimum for:

o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.
o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.
o    SEPARATE ACCOUNTS of New England Financial, MetLife or their affiliates.
o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Fund, CDC IXIS Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.
o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.
o    DEFERRED COMPENSATION PLAN ACCOUNTS of New England Life Insurance
     Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").
o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.
3. You should contact CDC Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.
4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y Shares.

FUND SERVICES
BUYING SHARES

                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
THROUGH YOUR INVESTMENT DEALER
                                         |X|  Call your investment dealer for
                                              information about opening or
                                              adding an account.

BY MAIL
                                         |X|   Make out a check in U.S.          |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.
                                         |X|  Mail the check with your           |X|  Fill out the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 8551,             or include a letter specifying
                                              Boston, MA 02266-8551.                  the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)

                                         |X|  Obtain a current prospectus        |X|  Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478  to request an
                                              investment dealer or CDC Nvest          exchange.
                                              Funds at 800-225-5478.
                                         |X|  Call your investment dealer or CDC
                                              Nvest Funds to request an
                                              exchange.


BY WIRE
                                         |X|  Call CDC Nvest Funds at            |X|  Instruct your bank to
                                              800-225-5478 to obtain an               transfer funds to State Street
                                              account number and wire transfer        Bank & Trust Company, ABA#
                                              instructions.  Your bank may            011000028, and DDA # 99011538.
                                              charge you for such a transfer.    |X|  Specify the Fund name, your
[wire icon]                                                                           class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s).  Your bank may
                                                                                      charge you for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                                         |X|  Indicate on your application       |X|  Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 for a Service
                                              automatic investment plan               Options Form.  A signature
                                              through Investment Builder and          guarantee may be required to
                                              the amount of the monthly               add this privilege.
                                              investment ($100 minimum).         |X|  See the section entitled
                                                                                      "Additional Investor Services".
                                         |X|  Include a check marked "Void" or a
                                              deposit slip from your bank
                                              account.

THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                         |X|  Ask your bank or credit            |X|  Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 to add shares to
[ACH icon]                                    the ACH system.                         your account through ACH.
                                         |X|  Complete the "Bank                 |X|  If you have not signed up
                                              Information" section on your            for the ACH system, please call
                                              account application.                    CDC Nvest Funds for a Service
                                         |X|  Mail your completed                     Options Form.
                                              application to CDC Nvest Funds,
                                              P.O. Box 8551, Boston, MA
                                              02266-8551.


FUND SERVICES
SELLING SHARES
                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for
                                            information.

BY MAIL
                                       o    Write a letter to request a
                                            redemption specifying the name of
                                            your Fund, your class of shares,
                                            your account number, the exact
                                            registered account name(s), the
                                            number of shares or the dollar
                                            amount to be redeemed and the method
                                            by which you wish to receive your
                                            proceeds. Additional materials may
                                            be required. See the section
                                            entitled "Selling Shares in
                                            Writing."
[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.
                                       o    Mail your request by REGULAR mail to
                                            CDC Nvest Funds, P.O. Box 8551,
                                            Boston, MA 02266-8551 or by
                                            REGISTERED, EXPRESS OR CERTIFIED
                                            mail to CDC Nvest Funds, 66 Brooks
                                            Drive, Braintree, MA 02184.
                                       o    Your proceeds will be delivered by
                                            the method chosen in your letter. If
                                            you choose to have your proceeds
                                            delivered by mail, they will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order. You may also
                                            choose to redeem by wire or through
                                            ACH (see below).

BY EXCHANGE
                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            exchange.
                                       o    See the section entitled "Exchanging
Shares" for more details.

BY WIRE
                                       o    Fill out the "Bank Information"
                                            section
on your account application.
[wire icon]                            o    Call CDC Nvest Funds at
                                            800-225-5478, visit
                                            www.cdcnvestfunds.com or indicate in
                                            your redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank.
                                       o    Proceeds will generally be wired on
                                            the next business day. A wire fee
                                            (currently $5.00) will be deducted
                                            from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.
                                       o    Complete the "Bank Information"
                                            section on your account application.
[ACH icon]                             o    If you have not signed
                                            up for the ACH system on your
                                            application, please call CDC Nvest
                                            Funds at 800-225-5478 for a Service
                                            Options Form.
                                       o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request a
                                            redemption through this system.
                                       o    Proceeds will generally arrive at
                                            your bank within three business
                                            days.


BY TELEPHONE
o   [telephone icon]                   o    Call CDC Nvest Funds at 800-225-5478
                                            to choose the method you wish to
                                            use to redeem.  You may receive your
                                            proceeds by mail, by wire or through
                                            ACH (see above).

FUND SERVICES
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
o    your address of record has been changed within the past 30 days;
o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or
o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:
o    a financial representative or securities dealer;
o    a federal savings bank, cooperative, or other type of bank;
o    a savings and loan or other thrift institution;
o    a credit union; or
o    a securities exchange or clearing agency.

FUND SERVICES
EXCHANGING SHARES

You may exchange Class Y shares of your Fund for Class Y shares of any other CDC Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other CDC Nvest Fund which does not offer Class Y shares. Class A shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any CDC Nvest Fund. All exchanges are subject to the eligibility requirements of the CDC Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


RESTRICTION                                                 SITUATION
The Fund may suspend the right of redemption or postpone    o  When the New York Stock Exchange (the "Exchange")
payment for more than 7 days:                                  is closed (other than a weekend/holiday)
                                                            o  During an emergency
                                                            o  Any other period permitted by the SEC
The Fund reserves the right to suspend account services     o  With a notice of a dispute between registered
or refuse transaction requests:                                owners
                                                            o  With suspicion/evidence of a fraudulent act
The Fund may pay the redemption price in whole or in part   o  When it is detrimental for the Fund to make
by a distribution in kind of readily marketable                cash payments as determined in the sole
securities in lieu of cash or may take up to 7 days to         discretion of the Adviser or subadviser
pay a redemption request in order to raise capital:
                                                            o  When redemptions are made within 10 calendar
The Fund may withhold redemption proceeds until the            days of purchase by check or ACH of the shares being
check or funds have cleared:                                   redeemed

--------------------------------------------------------------------------------
 Telephone redemptions are not accepted for tax-qualified retirement accounts.

SMALL ACCOUNT REDEMPTION

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

FUND SERVICES
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE =    TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS -
                     LIABILITIES
                     -----------------------------------------------------------
                     NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.
o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).
o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

EQUITY SECURITIES -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

OPTIONS -- last sale price, or if not available, last offering price.

FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

FUND SERVICES
DIVIDENDS AND DISTRIBUTIONS
The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

|X| Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another CDC Nvest Fund.
|X|  Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan CDC Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, i.e. gains from investments that a Fund held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by the Fund from REITs will not qualify for the corporate dividends - received deduction. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

The Fund may invest in REITs. REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or CDC Nvest Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year. You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND PERFORMANCE

Fund Performance

The financial highlights table is intended to help you understand the Fund's financial performance for the last 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request. The financial highlights reflect the results of operations of Kobrick Capital Fund, the Star Growth Fund's accounting predecessor. The Kobrick Capital Fund reorganized into the Star Growth Fund on November 19, 2001.

For a share outstanding throughout each period.



                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:  LESS DISTRIBUTIONS:

                               NET                     NET
                              ASSET                 REALIZED AND                      DISTRIBUTIONS
                              VALUE,      NET       UNREALIZED     TOTAL    DIVIDENDS   FROM NET
                            BEGINNING  INVESTMENT      GAIN        FROM      FROM NET   REALIZED
                             OF THE     INCOME      (LOSS) ON    INVESTMENT INVESTMENT  CAPITAL     TOTAL
                             PERIOD    (LOSS)(b)    INVESTMENTS  OPERATIONS   INCOME     GAINS   DISTRIBUTIONS

STAR GROWTH FUND
(FORMERLY KOBRICK CAPITAL
FUND)

CLASS Y
9/30/2001                      19.09    (0.04)     (11.80)        (11.84)       --        --           --
10/29/1999(a) through          15.64    (0.08)       3.53(f)        3.45        --        --           --
9/30/2000

(a) Commencement of operations.
(b) Calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis for periods less than one year.
(d) The investment adviser agreed to reimburse a portion of the Fund's expenses during the periods shown. Without these reimbursements, expense ratios would have been higher. (e) The Fund has entered into agreements with certain brokers whereby the brokers rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund. (f) Amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


                                            RATIOS TO AVERAGE NET ASSETS:


                                                    EXPENSES
 NET ASSET                NET ASSETS,                AFTER        NET
 VALUE, END    TOTAL        END OF                 EXPENSE    INVESTMENT   PORTFOLIO
  OF THE      RETURN      THE PERIOD   EXPENSES    REDUCTIONS INCOME (LOSS) TURNOVER
  PERIOD       (%)          (000)      (%)(C)(D)    (%)(C)(D)    (%)(C)      RATE (%)



 7.25       (62.02)            596        1.25     1.22(e)      (0.30)       1,371
 19.09       22.06          25,721        1.25     1.22(e)      (0.43)       1,320


GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders, of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING-- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value. Some firms use the inverse ratio for this calculation (i.e. book-to-price ratio).

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Fund, the
              following documents are available free upon request:

         ANNUAL AND SEMI-ANNUAL REPORTS-- Provide additional information about the Fund's investments. Each report includes a
          discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
         Toreduce costs, we mail one copy per household. For more copies call CDC IXIS Asset Management Distributors, L.P. at the number below.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed
       with the SEC and is incorporated into this Prospectus by reference.

                  TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR
              SEMI-ANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                         REPRESENTATIVE, OR THE FUND AT:
                  CDC IXIS Asset Management Distributors, L.P.,
                      399 Boylston Street, Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

           Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any
                  additional information that you may require.

             You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the SEC's Web site at: www.sec.gov.

    Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request
           at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing or calling the Public Reference Section of the SEC,
                           Washington, D.C. 20549-0102
                            Telephone: 1-202-942-8090

      CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of CDC Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                 a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
              NASD at 800-289-9999 or by visiting their Web site
                                at www.NASDR.com



                   (Investment Company Act File No. 811-4323)

Part A (prospectuses) and Part B (Statement of Additional Information) are incorporated by reference to Post-Effective Amendment No. 47, filed on November 14, 2001 (Accession Number 0001127563-01-500157).

[LOGO]    CDC NVEST FUNDS
               CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------


     CDC NVEST STAR GROWTH FUND


Statement of Additional Information

November 19, 2001

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the CDC Nvest Star Growth Fund (the "Star Growth Fund" or the "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated November 19, 2001 for Class A, Class B and Class C shares or the Prospectus of the Fund dated November 19, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses by writing to CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly CDC Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

     The Fund is a diversified fund of CDC Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that currently offers a total of fifteen funds.

                        T a b l e   o f   C o n t e n t s

                                                                            Page
                                                                            ----
Investment Restrictions
Fund Charges and Expenses
Ownership of Fund Shares
Miscellaneous Investment Practices
Management of the Trust
Portfolio Transactions and Brokerage
Description of the Trust and Ownership of Shares
Portfolio Turnover
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges - Class A and C Shares Only
Shareholder Services
Redemptions
Standard Performance Measures
Investment Performance of the Fund
Income Dividends, Capital Gain Distributions and Tax Status
Financial Statements
Appendix A - Description of Bond Ratings
Appendix B - Media That May Contain Fund Information
Appendix C - Advertising and Promotional Literature

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign currency exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities; and

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
     (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

     Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (the "SEC"). Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

     ADVISORY FEES

     Pursuant to an advisory agreement dated November 19, 2001, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreement, the Fund has agreed to pay CDC IXIS Advisers a gross advisory fee at the annual rate of 1.00% of average daily net assets of the Fund, which fees may be reduced by the amount of any subadvisory fees payable by the Fund to a subadviser pursuant to any subadvisory agreement. CDC IXIS Advisers, however, has agreed to waive a portion of its fee so that the effective management fee is 0.90% until April 30, 2003.

     The advisory agreement for the Fund provides that CDC IXIS Advisers may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated November 19, 2001, CDC IXIS Advisers has delegated responsibility for managing the investment and reinvestment of the Fund's assets to four subadvisers. The subadvisers of the Star Growth Fund are Vaughan, Nelson, Scarborough & McCullough ("VNSM"), RS Investment Management, L.P. ("RS Investment Management"), Westpeak Global Advisors, L.P. ("Westpeak") and Miller Anderson.

For the services described in the subadvisory agreements, the Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                                                 Subadvisory fee payable to
                                                 subadviser (as a percentage of
                                                 average daily net assets of the
Fund                 Subadviser                  Fund)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Star Growth Fund     VNSM                        0.60%

                     RS Investment Management    0.65% of the first $200 million
                                                 0.55% of the next $100 million
                                                 0.50% of amounts in excess of
                                                 $300 million


                     Westpeak                    0.50%

                     Miller Anderson             0.65% of the first $150 million
                                                 0.55% of amounts in excess of
                                                 $150 million


     CDC IXIS Advisers has given a binding undertaking to the Star Growth Fund to reduce the Fund's fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.50%, 2.25%, 2.25% and 1.25% of the average daily net assets of Class A, B, C and Y shares, respectively. This undertaking is in effect until April 30, 2003 and will be reevaluated on an annual basis thereafter.

     The gross advisory fees paid by the Fund for the fiscal years ended September 30, 1999, 2000 and 2001 were $780,662, $2,851,423 and $1,486,106, respectively. These fees were paid to Kobrick Funds LLC and its predecessor for their advisory services to Kobrick Capital Fund. The amount of voluntary waivers and reimbursements from Kobrick Funds LLC and its predecessor for the fiscal years ended September 30, 1999, 2000 and 2001 were $17,427, $325,567 and
$758,116, respectively. For the fiscal years ended September 30, 2000 and 2001, Kobrick Funds LLC deferred $298,436 and $758,116, respectively, of its management fees.

     The distribution expenses of the Fund for the fiscal years ended September 30, 1999, 2000 and 2001 were $195,165, $1,131,128 and $797,028, respectively.

     The aggregate brokerage commissions paid by the Fund during the fiscal years ended September 30, 1999, 2000 and 2001 were $1,031,352, $3,203,772 and$2,470,083, respectively.

     The total commissions recaptured by the Fund to offset expenses for the fiscal years ended September 30, 2000 and 2001 were $93,170 and $44,998, respectively.

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------

     As of November 1, 2001, no shares of the Fund had been issued.

--------------------------------------------------------------------------------

                       MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------

     The following is a list of certain investment practices in which the Star Growth Fund may engage as secondary investment strategies. Due to the multi-subadviser approach of CDC Nvest Star Funds, investing in a certain security may be a primary strategy for one segment of the Fund and a secondary strategy for another segment of such Fund. The Fund's primary strategies are detailed in its Prospectus.

          Star Growth Fund
          ----------------
      Various Equity Securities
       IPOs
      Government Securities
      Repurchase Agreements
      When-issued Securities
      Zero-coupon; Pay-in-kind and
        Step coupon Securities
      Stripped Securities
      Money Market Instruments
      Lower Quality Corporate Fixed-
        income Securities
      Foreign Securities (Equity Securities,
        Supra National Agencies, Securities
        of Emerging Markets, Depositary
        Receipts)
      Foreign Bonds
      Foreign Currency Hedging And
        Speculation Transactions
      Futures, Options and Swap Contracts
      Short Term Investments
      Short Sales Against the Box
      Illiquid Securities
      Section 4(2) Commercial Paper And
        Rule 144A Securities (liquidity
        determination required)
      Borrowing/Reverse Repurchase
        Agreements
      Investments in Other Investment
        Companies
      Privatizations
      Mortgage- and asset-backed
        Securities
      CMOs
      Corporate Fixed-Income Securities
      Convertible Securities
      Structured Notes
      Loans of Portfolio Securities

     The following is a description of the various investment practices in which the Fund may engage, whether as a primary or secondary strategy and a summary of certain attendant risks:

Equity Securities Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

o Small Companies - The Fund may invest in companies with relatively small market capitalization. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of funds, such as the Fund, that invest in companies with relatively small market capitalization therefore may fluctuate more widely than market averages.

o Warrants - The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

o Real estate investment trusts (REITs) - The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with real estate securities. The Fund will indirectly bear its proportionate share of expenses, including advisory fees, paid by each REIT in which it invests.

Initial Public Offerings The Fund may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Fund may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. Although the Fund will make diligent efforts to research a company prior to purchasing IPO securities, including reviewing the company's prospectus, there is no guarantee against significant losses. The Fund's investment in IPO securities may have a significant impact on its performance and may result in significant capital gains.

Fixed-income Securities The Fund may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

Lower Quality Fixed-income Securities The Fund may invest in lower quality fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") or Ba or lower by Moody's Investor's Service, Inc. ("Moody's") (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. When investing in lower quality fixed-income securities, the Fund's achievement of its investment objective may be more dependent on the Fund's adviser's or subadviser's own credit analysis than when investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

Structured Notes The Fund may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Fund is not permitted to invest more than 15% of its net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

Government Securities The Fund may invest in some or all of the following government securities:

o U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

o U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single, family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.


o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

     Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Mortgage-related Securities The Fund may invest in mortgage-related securities, such as GNMA or FNMA certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

An Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Asset-backed Securities The Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs") The Fund may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

"Stripped" Securities The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Fund intends to abide by the staff's position. Stripped securities may be considered derivative securities.

Zero-coupon Securities, Pay-in-kind and Step Coupon Securities The Fund may invest in zero-coupon, pay-in-kind and step coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

When-issued Securities The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Repurchase Agreements The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Convertible Securities The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Foreign Securities The Fund may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

     Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts. American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") are types of depository receipts issued by U.S. banks and European banks, respectively.

     In addition, the Fund may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and

Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

     In determining whether to invest in securities of foreign issuers, the adviser or subadviser of the Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency Most foreign securities in the Fund's portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

     The fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.

Privatizations In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Fund, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Investments in Other Investment Companies The Fund may invest in other investment companies. Investment companies, including companies such as iShares, "SPDRs" and "WEBS," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

     Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Futures, Options and Swap Contracts

Futures Contracts A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

     A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

     As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

     The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

     The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     All call options written by the Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or
(ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Swap Contracts Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of the Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Economic Effects and Limitations Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales The Fund may sell securities short "against the box", that is: (1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open.

     In a short sale against the box, the Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities. With respect to securities that are not sold short against the box, the Select Fund may cover its short positions by maintaining in a separate account with the Fund's custodian cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker in connection with the short sale.

     Short sales may protect the Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Illiquid Securities (Rule 144A Securities and Section 4(2) Commercial Paper) Illiquid securities are those that are not readily resaleable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

     The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid.

Loans of Portfolio Securities The Fund may lend up to 33 1/3% of their total assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of money market funds subject to any investment restriction listed in this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

     These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Money Market Instruments The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

     Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of the Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------

The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees

     Trustees of the Trust and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.--Trustee (61); 79 John F. Kennedy Street, Cambridge,
     Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (56); 452 Fifth Avenue, New York, New York 10018;
     Chairman of the Audit Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum, Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business;

KENNETH J. COWAN -- Trustee (69); One Beach Drive, S.E. #2103, St. Petersburg,
     Florida 33701; Chairman of the Contract Review and Governance Committee for the Trusts; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (58); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
     20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

*JOHN T. HAILER - President and Trustee (40); President and Chief Executive
     Officer, CDC IXIS Asset Management Distributors, L.P.; Director and Executive Vice President, CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation," formerly Nvest Distribution Corporation); President and Chief Executive Officer, CDC IXIS Advisers; formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee (59); Exchange Place, Boston, Massachusetts 02109;
     Member of the Audit Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess

     Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee (68); 200 Unicorn Park Drive, Woburn, Massachusetts
     01801; Member of the Audit Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives).

*PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
     (55); Director, President and Chief Executive Officer, CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America", formerly Nvest Companies, L.P.); Director, CDC IXIS Asset Management Services, Inc ("CIS", formerly Nvest Services Company, Inc.); Director, CDC IXIS Distribution Corporation; Director of various affiliates of CDC IXIS Advisers; formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETON P. WHITE -- Trustee (70); 6 Breckenridge Lane, Savannah, Georgia
     31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the CDC Nvest Funds is comprised solely of Independent Trustees (as defined below) and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadvisers and the Fund, and governance matters relating to the Fund.

The Audit Committee of the CDC Nvest Funds is comprised solely of Independent Trustees (as defined below) and considers matters relating to the scope and results of the CDC Nvest Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, SEC regulations and Treasury regulations as well as operational issues relating to the transfer agent.

Officers

     Officers of the Trust, in addition to Mr. Voss and Mr. Hailer, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

THOMAS P. CUNNINGHAM - Treasurer (55); Senior Vice President, CIS; Senior Vice
     President, CDC IXIS Advisers; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company, formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - Secretary and Clerk (37); Director and Senior Vice
     President, CDC IXIS Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, the Distributor; Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Advisers; Executive Vice President, General Counsel, Secretary and Clerk, CIS; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

     Each person listed above holds the same position(s) with CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and CDC Nvest Companies Trust I (collectively, with the Trust, the "CDC Nvest Funds Trusts"). Previous positions during the past five years with the Distributor or CDC IXIS Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the CDC Nvest Funds Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the CDC Nvest Funds Trusts c/o CDC Nvest Funds is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

     The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

     Each Independent Trustee (as defined below) receives, in the aggregate, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each CDC Nvest Fund and Money Market Fund. The term "Independent Trustee" means those trustees who are not "interested persons" of the relevant CDC Nvest Funds Trust (as defined by the 1940 Act) and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.

     During the Trust's fiscal year ended December 31, 2000, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the other CDC Nvest Funds Trusts.


                                                                                            Total
                               Aggregate          Pension or           Estimated        Compensation
                             Compensation     Retirement Benefits       Annual            from the
                               from the       Accrued as Part of       Benefits        CDC Nvest Funds
                                 Trust           Fund Expenses           Upon              Trusts
     Name of Trustee           in 2000*             in 2000           Retirement          in 2000*+
     ---------------           --------             -------           ----------          ---------
Graham T. Allison, Jr.          $42,033               $0                  $0               $60,000
Daniel M. Cain                  $44,836               $0                  $0               $64,000
Kenneth J. Cowan                $44,836               $0                  $0               $64,000
Richard Darman                  $42,033               $0                  $0               $60,000
Sandra O. Moose                 $42,033               $0                  $0               $60,000
John A. Shane                   $42,033               $0                  $0               $60,000
Pendleton P. White              $42,033               $0                  $0               $60,000
Peter S. Voss                     $0                  $0                  $0                 $0
John T. Hailer                    $0                  $0                  $0                 $0

* Amounts include payments deferred by trustees for 2000. The total amount of deferred compensation for all periods to date accrued for the trustees follows: Allison ($850,096); Cain ($68,368); Cowan ($101,680); Darman
     ($69,575).

+ Total compensation represents amounts paid to a trustee for serving on the 5 CDC Nvest Funds Trusts with a total of 23 Funds during the Trust's fiscal year ended December 31, 2000. The information does not include amounts payable with respect to CDC Nvest Companies Trust I (see next page).

     During the fiscal year ended January 31, 2001 for CDC Nvest Companies Trust I the Trustees of the Trust received the amounts set forth in the following table for serving as trustee of the Trust:


                                                          Aggregate
                                                         Compensation
                                                        from CDC Nvest
                                                      Companies Trust I
             Name of Trustee                               in 2001
             ---------------                               -------
          Graham T. Allison, Jr.                             $151
              Daniel M. Cain                                 $155
             Kenneth J. Cowan                                $155
              Richard Darman                                 $151
             Sandra O. Moose                                 $151
              John A. Shane                                  $151
            Pendleton P. White                               $151
              Peter S. Voss                                   $0
              John T. Hailer                                  $0


     The Fund provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a CDC Nvest Fund or Funds selected by the trustee on the normal payment date for such fees. The Fund will make an investment in the selected CDC Nvest Funds or Money Market Funds in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, the Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

     At November 1, 2001, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

Advisory and Subadvisory Agreements

     The Fund's advisory agreement between the Fund and CDC IXIS Advisers provides that the adviser (CDC IXIS Advisers) will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. CDC IXIS Advisers is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

     The Fund pays all expenses not borne by its adviser or subadvisers including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadvisers or their affiliates, other than affiliated registered investment companies. In the case of Class Y shares, certain expenses may be allocated differently among the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

     The Fund's advisory agreement and the Fund's subadvisory agreements provide that they will continue in effect for two years from their date of execution and thereafter from year to year if their continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. The advisory agreement and each subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the Fund's advisory agreement.

     Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     CDC IXIS Advisers oversees the portfolio management services provided to the Fund by each of the subadvisers. Subject to the review of the Trust's trustees, CDC IXIS Advisers monitors each subadviser to assure that the subadviser is managing the Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Advisers and CIS also provide the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. CDC IXIS Advisers does not, however, determine what investments will be purchased or sold for the Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different segments of the Fund or may be acquired for one segment of the Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate. Because each subadviser directs the trading for its segment of the Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Fund.

Information About the Organization and Ownership of the Adviser and Subadvisers of the Fund

     CDC IXIS Advisers, formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Distribution Corporation, is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS North America. CDC IXIS Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Fund. CDC IXIS North America owns the entire limited partnership interest in each of CDC IXIS Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Fund to third parties.

     CDC IXIS North America is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly-owned by the French government. CDC IXIS North America is wholly-owned by CDC Asset Management, a French entity that is part of CDC.

     The fourteen principal subsidiary or affiliated asset management firms of CDC IXIS North America, collectively, have more than $131 billion of assets under management or administration as of June 30, 2001.

     Westpeak, organized in 1991, provides investment management services to institutional clients. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in Westpeak.

     Jurika & Voyles founded in 1983, has discretionary management authority with respect to assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles, a wholly-owned subsidiary of CDC IXIS North America, is engaged in the business of investment management.

     RS Investment Management (formerly, Robertson, Stephens & Company Investment Management, L.P.) was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. and its subsidiary, RS Investment Management, from BankAmerica Corporation.

     VNSM was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. VNSM is a limited partnership whose sole general partner Vaughan, Nelson, Scarborough & McCullough, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in VNSM.

     Miller Anderson is a trade name of Morgan Stanley Investment Management, Inc. ("MSIM"), which is a Delaware corporation incorporated on September 19, 1990, and a wholly-owned by subsidiary of Morgan Stanley Dean Witter & Co. Miller Anderson provides investment advisory services to employee benefit plans, endowment funds, foundations, and other institutional investors.

Allocation of Investment Opportunity Among the Fund and Other Investors Managed by Adviser and Subadvisers; Cross Relationships of Officers and Trustees

     Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which Star Growth Fund (Westpeak segment) also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each (or if filled over the course of more than one day, allocated randomly using algorithms generated by its trade order management system). It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Trust that the desirability of retaining Westpeak as subadviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     In addition to managing a segment of Star Growth Fund portfolio, VNSM serves as investment adviser to foundations, university endowments, corporate retirement and family/individual core funds and as a subadviser on CDC Nvest Large Cap Growth Fund, CDC Nvest Large Cap Value Fund, a segment of CDC Nvest Star Value Fund, and CDC VNSM U.S. Core Fund. Portfolio transactions for each client account are generally completed independently, except when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously. In this event, the transactions are averaged as to the price and allocated as to amount in accordance with the daily purchase or sale orders actually placed for each client account. Such orders are combined when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions. It is the opinion of the trustees of the Trust that the desirability of retaining VNSM as a subadviser to Star Growth Fund outweighs the disadvantages, if any, which might result from these procedures.

     Investment decisions for its segment of Star Growth Fund and for other investment advisory clients of RS Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investment Management employs staffs of portfolio managers who draw upon a variety of resources for research information. It is the opinion of the trustees of Trust that the desirability of retaining RS Investment Management as a subadviser to Star Growth Fund outweighs the disadvantages, if any, which could result from these procedures.

     Some securities considered for investment for its segment of Star Growth Fund may also be appropriate for other clients serviced by Miller Anderson. Miller Anderson may place a combined order for two or more accounts or Portfolios for the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price execution. Transactions involving commingled orders are allocated in a manner deemed to be equitable to each account or Portfolio. Although it is recognized that, in some cases, joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of Miller Anderson that combining such orders generally will be more advantageous to the Fund than effecting such transactions separately.

     If purchases or sales of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by Miller Anderson is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by Miller Anderson. Although there is no specified formula for allocating such transactions, the various allocation methods used by Miller Anderson, and the results of such allocations, are subject to periodic review.

Description of the Multi-adviser Approach of Star Growth Fund

     CDC IXIS Advisers believes that the multi-adviser approach to equity investing of the Star Growth Fund-- one that combines the varied styles of the subadvisers in selecting securities for the Fund's portfolios -- offers a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisers believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any period of time.

     On a daily basis, capital activity will be allocated equally by CDC IXIS Advisers among the segments of the Star Growth Fund. However, CDC IXIS Advisers may, subject to review of the Trust's Board of Trustees, allocate net investment capital differently among any of the subadvisers. This action may be necessary if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of Star Growth Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments.

     The Board of Trustees of the Trust have adopted asset allocation guidelines for the CDC Nvest Star Funds to ensure that no segment becomes too large or too small relative to the other segments due to performance, market conditions or other factors. CDC IXIS Advisers will generally monitor the asset allocation of the various Fund segments on a monthly basis and when any one segment rises above or falls below the measures stated in the guidelines, action will generally be taken to reallocate cash flow away or towards a specific segment. This policy may not be implemented for the Fund's first year of operations due to tax considerations related to the merger. CDC IXIS Asset Management Advisers may, subject to the review of the Trust's Board of Trustees, allocate net investment capital differently among any of the subadvisers.

     CDC IXIS Advisers may terminate any subadvisory agreement without shareholder approval. In such case, CDC IXIS Advisers will either enter into an agreement with another subadviser to manage the Star Growth Fund segment or allocate the segment's assets among the other segments of the Star Growth Fund.

Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

     The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

     The Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of Independent Trustees of the Trust.

     Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

     The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

     The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B share to Class A share occurs once per month for all Class B shares that reach their eighth year over the course of that particular month.

     Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

     Many of the Distributor's sales and servicing efforts involve the Fund as well as other mutual funds that are part of the CDC Nvest Funds Trusts. Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of other CDC Nvest Funds. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the CDC Nvest Funds based on their relative net assets. Expenses allocated to each CDC Nvest Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

     The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of certain affiliates who are also employees of CDC IXIS North America and may receive compensation from the Fund's adviser or subadviser with respect to sales of Class Y shares.

     The Distribution Agreement for the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).

     With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trust or any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

     The Distributor controls the words "CDC Nvest" in the names of the Trust and the Fund and if it should cease to be the principal distributor of the Fund's shares, the Trust or the Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

     The portion of the various fees and expenses for Class A, B, and C shares that are paid (reallowed) to securities dealers are shown below.

     For Class A shares, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Fund that are paid to securities dealers are shown below:


                                       Maximum                 Maximum                 Maximum                 Maximum
                                       Sales Charge            Reallowance or          First Year              First Year
                                       Paid by Investors       Commission              Service Fee             Compensation
Investment                             (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
Less than $50,000                             5.75%                  5.00%                 0.25%                 5.25%
$50,000 - $99,999                             4.50%                  4.00%                 0.25%                 4.25%
$100,000 - $249,999                           3.50%                  3.00%                 0.25%                 3.25%
$250,000 - $499,999                           2.50%                  2.15%                 0.25%                 2.40%
$500,000 - $999,999                           2.00%                  1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 Million                               none                  1.00%(2)              0.25%                 1.25%
Excess over $3 Million (1)                     none                  0.50%(2)              0.25%                 0.75%

Investments with no Sales Charge(3)            none                  0.00%                 0.25%                 0.25%

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of other CDC Nvest Funds, which are described in a separate prospectus.

(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B and C shares under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund that are paid to securities dealers are shown below:


                           Maximum Front-End
                           Sales Charge Paid
                              by Investors       Maximum Reallowance       Maximum First Year      Maximum First Year
                             (% of offering         or Commission             Service Fee             Compensation
       Investment                price)         (% of offering price)     (% of net investment)   (% of offering price)
All amounts for Class B          None                  3.75%                    0.25%                   4.00%
Class C amounts                  None                  1.00%                    0.00%                   1.00%
Purchased at NAV (1)
All other amounts for            1.00%                 2.00%                    0.00%                   2.00%
 Class C

(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B and C shares under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

     Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

     For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other CDC Nvest Fund or if the account is registered in street name.

     The Distributor may at its expense provide additional concessions to dealers who sell shares of the Fund, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at CDC Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm.

     Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses and the audited financial statements incorporated by reference into this SAI have been so included in reliance on the reports of the Trust's independent accountants, given on the authority of said firm as experts in auditing and accounting.

Other Arrangements

     Pursuant to a contract between the Trust and CIS, CIS acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays service fees for Classes A, B and C shares representing the higher dollar amount which is based upon either of the following calculations: (1) the annualized rate of 0.184% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets as (defined below) are equal to or less than $5.7 billion; 0.180% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets are greater than $5.7 billion and up to $10.7 billion; and 0.175% on the pro rata portion of the Fund's average daily net assets to the extent that the Total Eligible CDC Nvest Assets are in excess of $10.7 billion (subject to an annual portfolio/class minimum of $18,000); or (2) pro rata portion of the annual aggregate minimum fee of $10.5 million. "Total Eligible CDC Nvest Assets" means the average daily net assets of all Classes A, B and C shares of all equity funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the funds (currently the CDC Nvest Equity Funds). CIS has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee. In addition, pursuant to other servicing arrangements, Class A, B and C shareholders pay service fees to other firms that provide similar services for their own shareholder accounts. For Class Y, the Fund pays a fee of 0.10% of average daily net assets of such class.

     CIS performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Fund: (i) it provides personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) it provided services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles the various registrations and filings required by various regulatory authorities. Subject to certain minimums, the Fund pays CIS a fee equal to the annual rate of 0.035% of the first $5 billion of the Fund's average daily net assets, 0.0325% of the next $5 billion of the Fund's average daily net assets and 0.03% of the Fund's average daily net assets in excess of $10 billion for these services.


--------------------------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------

     In placing orders for the purchase and sale of equity securities, each of the Fund's subadvisers selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each of the Fund's subadvisers will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Westpeak In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

     RS Investment Management It is the policy of RS Investment Management, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

     Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investment Management may execute transactions with brokerage firms which provide research services and products to RS Investment Management. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investment Management in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investment Management to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investment Management may receive a benefit from these research services and products that is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If RS Investment Management determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investment Management may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investment Management determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investment Management. Subject to the standards outlined in this and the preceding paragraph, RS Investment Management may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investment Management to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

     Research services and products may be useful to RS Investment Management in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investment Management from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

     Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.

     Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by RS Investment Management may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investment Management will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investment Management to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investment Management, better prices and execution are available elsewhere.

     VNSM In placing orders for the purchase and sale of securities for the Star Growth Fund segment it advises, VNSM selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. VNSM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of VNSM, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker that VNSM believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce VNSM's expenses. Such services may be used by VNSM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., VNSM may, however, consider purchases of shares of the Fund and other funds managed by VNSM by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

     In placing orders for the purchase and sale of securities for the Fund, VNSM may cause the Fund to pay a broker-dealer that provides the brokerage and research services to VNSM an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. VNSM must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or VNSM's overall responsibilities to the Trust and its other clients. VNSM's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

     Miller Anderson In seeking best execution on portfolio transactions, Miller Anderson will consider all matters it deems relevant, including the following:
Miller Anderson's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; Miller Anderson's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

     Although Miller Anderson generally seeks competitive commission rates and dealer spreads, the Fund will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. Transactions may involve specialized services on the part of the broker or dealer involved, and thereby justify higher commissions or markups than would be the case with other transactions requiring more routine services. In addition, the Fund may pay higher commission rates or markups than the lowest available when Miller Anderson believed it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker or dealer effecting the transaction. Miller Anderson does not attempt to put a specific dollar value on the research services rendered or to allocate the relative costs or benefits of those services among its clients, believing that the research it receives will help Miller Anderson to fulfill its overall duty to its clients. Miller Anderson uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client. As a result, the Fund may pay brokerage commissions or markups that are used, in part, to purchase research services that are not used to benefit the Fund.

     Portfolio Trades of All Subadvisers. Subject to the overriding objective of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

     General

     Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with CDC IXIS North America or the Fund's adviser or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

     Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund and the Trust's other funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions. However, the Trust has obtained exemptive relief from the SEC permitting segments of the Fund to enter into principal transactions with affiliates of the subadvisers to other segments of the Star Growth Fund (but not affiliates of the subadviser to such segment).

     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser or subadviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more CDC Nvest Funds distributed by the Distributor. In addition, the adviser or subadvisers may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses, subject to the requirement that the adviser or subadviser will seek best execution.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------

     CDC Nvest Funds Trust I was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "The New England Life Government Securities Trust"; from September 1986 to March 1994, its name was "The New England Funds"; from April 1994 to January 2000, its name was "New England Funds Trust I", from January 2000 until April 2001 the name of the Trust was "Nvest Funds Trust I"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust I".

     The Amended and Restated Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The shares of the Fund are divided into four classes: Class A, Class B, Class C and Class Y. The Fund offers such classes of shares as set forth in the Fund's Prospectuses. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of the Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

     The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all of the CDC Nvest Funds in the Trust.

     The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any CDC Nvest Fund in the Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each CDC Nvest Fund affected. Similarly, any class of the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the Board of Trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or the Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of its trustees and officers, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Code of Ethics

     The Fund, its adviser and subadvisers, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

--------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

--------------------------------------------------------------------------------

     The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Fund are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

     Shares may also be purchased either in writing, by phone, or in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access LineR (800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trust's trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

     Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of the Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by CIS or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of the Fund is the next-determined net asset value.

--------------------------------------------------------------------------------

                              REDUCED SALES CHARGES

--------------------------------------------------------------------------------

     The following special purchase plans are summarized in the Prospectuses and are described in greater detail below.

     Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the CDC Nvest Funds Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Fund or other of the CDC Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another CDC Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the CDC Nvest Funds Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the CDC Nvest Funds Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the CDC Nvest Funds Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Accounts. Purchases of all series and classes of the CDC Nvest Funds Trusts (excluding the CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "Money Market Funds") unless the shares were purchased through an exchange of another CDC Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

     Combining with Other Series and Classes of the CDC Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the CDC Nvest Funds Trusts that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other CDC Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

     Clients of Advisers or Subadvisers. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Fund by (1) clients of an adviser or subadviser to any series of CDC Nvest Funds Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the CDC Nvest Funds Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the CDC Nvest Funds Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the CDC Nvest Funds Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Offering to Employees of Metropolitan Life Insurance Company ("MetLife") and Associated Entities. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by any of the CDC Nvest Funds Trusts' advisers or subadvisers, the Distributor or any other company affiliated with New England Financial or MetLife; current and former directors and trustees of the CDC Nvest Funds Trusts; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.

     Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. Class A or Class C shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

     Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by certain advisers out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

     Certain Retirement Plans. Class A and Class C shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

     Bank Trust Departments or Trust Companies. Class A and Class C shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

     The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. CIS may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

     The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

     An investor owning the Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of the Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Tax Status" below for certain information as to federal income taxes.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. CDC Nvest Funds may modify or terminate this program at any time.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

     A shareholder may exchange the shares of the Fund for shares of the same class of any other CDC Nvest Fund (subject to the investor eligibility requirements, if any, of the CDC Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of the Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Class A, B or C shares of the Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of a CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or CDC IXIS Asset Management Services (CIS) at 800-225-5478 or (2) a written exchange request to the Fund or CDC IXIS Asset Management Services, (CIS) P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a CDC Nvest Fund or Money Market Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the CDC Nvest Funds Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the CDC Nvest Funds Trusts which offers Class Y shares. To obtain a prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

     The investment objectives of the CDC Nvest Funds and the Money Market Funds as set forth in the Prospectuses are as follows:

Equity Funds:

     CDC Nvest AEW Real Estate Fund seeks above-average income and long-term growth of capital.

     CDC Nvest Mid Cap Growth Fund seeks long-term capital growth from investments in common stocks or their equivalent.

     CDC Nvest Select Fund seeks long-term capital appreciation.

     CDC Nvest Targeted Equity Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

     CDC Nvest Capital Growth Fund seeks long-term growth of capital.

     CDC Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     CDC Nvest Growth and Income Fund seeks opportunities for long-term capital growth and income.

     CDC Nvest International Equity Fund seeks total return from long-term capital growth and dividend income.

     CDC Nvest Large Cap Value Fund seeks total return from capital growth and dividend income.

     CDC Nvest Jurika & Voyles Small Cap Growth Fund seeks long-term growth of capital.

     CDC Nvest Jurika & Voyles Relative Value Fund seeks long-term growth of capital.

     CDC Nvest Large Cap Growth Fund seeks long-term growth of capital by investing at least 65% of its total assets in equity securities of companies with large market capitalizations that the subadviser believes have better than average long-term growth potential.

CDC Nvest Star Funds

     CDC Nvest Star Advisers Fund seeks long-term growth of capital.

     CDC Nvest Star Worldwide Fund seeks long-term growth of capital.

     CDC Nvest Star Small Cap Fund seeks capital appreciation.

     CDC Nvest Star Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     CDC Nvest Star Growth Fund seeks long-term growth of capital.

Income Funds:

     CDC Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

     CDC Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     CDC Nvest Short Term Corporate Income Fund seeks a high level of current income consistent with preservation of capital.

     CDC Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     CDC Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

     CDC Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Tax Free Income Funds:

     CDC Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers, which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative maximum tax.

     CDC Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal and Massachusetts personal income taxes.

Money Market Funds:

     CDC Nvest Cash Management Trust - Money Market Series seeks maximum current income consistent with preservation of capital and liquidity.

     CDC Nvest Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

As of June 30, 2001, the net assets of the CDC Nvest Funds and the Money Market Funds totaled approximately $5.9 billion.

Automatic Exchange Plan (Class A, B and C Shares)

     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds.

Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from CIS or your financial representative to establish an Automatic Exchange Plan.

Broker Trading Privileges

     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with CDC Nvest Funds Personal Access Line(R)and Web site

     CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

Investor activity through these mediums are subject to the terms and conditions outlined in the following CDC Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R), or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC Nvest Funds Online and Telephonic Customer Agreement
NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

The conditions set forth in this agreement extend not only to transactions transmitted via the internet but to telephonic transactions initiated through the CDC Nvest Funds Personal Access Line(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly, CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying CDC Nvest Funds of your desire to do so.

Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P. O. Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                   REDEMPTIONS

--------------------------------------------------------------------------------

     The procedures for redemption of shares of the Fund are summarized in the Prospectuses. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from the Fund to another CDC Nvest Fund or Money Market Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share.

Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from CIS or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of CDC Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Fund's distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Fund may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by the Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A and Class C shares only)

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

--------------------------------------------------------------------------------

                          STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------

Calculation of Total Return and Average Annual Total Return. Total return (including average annual total return) is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The Fund may show each class' total return and average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps:
(1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) at the beginning of the period all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period;and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund. The Fund's total return would have been lower if its expense limitation and waiver were not in effect.

Performance Comparisons

     Total Return. Total returns will generally be higher for Class A shares than for Class B and Class C shares of the Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, Class B and Class C shares. The Fund may from time to time include its total return in advertisements or in information furnished to present to prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives or styles.

     The Fund may cite its ratings, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month Treasury Bill return) from the fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. The Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.

     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 30,000 funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The S&P 500 Index is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     The Russell 3000 Index is a market capitalization-weighted index which comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the Exchange, the American Stock Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

     Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for CDC Nvest Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Fund's advertising and promotional literature. Such advertising and promotional material may refer to CDC IXIS North America, its structure, goals and objectives and the advisory subsidiaries of CDC IXIS North America, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding CDC IXIS North America, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix C.

     The Fund may use the accumulation charts below in its advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                        Investments At 8% Rate of Return

            5 yrs.           10             15              20              25               30
         ------------   ------------   ------------    ------------    ------------     ------------
   $50       3,698          9,208         17,417          29,647           47,868          75,015
    75       5,548         13,812         26,126          44,471           71,802         112,522
   100       7,396         18,417         34,835          59,295           95,737         150,029
   150      11,095         27,625         52,252          88,942          143,605         225,044
   200      14,793         36,833         69,669         118,589          191,473         300,059
   500      36,983         92,083        174,173         296,474          478,683         750,148

                        Investments At 10% Rate of Return

            5 yrs.            10             15              20              25                30
         ------------    ------------   ------------    ------------    ------------      ------------
   $50       3,904          10,328         20,896          38,285          66,895             113,966
    75       5,856          15,491         31,344          57,427         100,342             170,949
   100       7,808          20,655         41,792          76,570         133,789             227,933
   150      11,712          30,983         62,689         114,855         200,684             341,899
   200      15,616          41,310         83,585         153,139         267,578             455,865
   500      39,041         103,276        208,962         382,848         668,945           1,139,663


     The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the CDC Nvest Funds. The Fund's advertising and sales literature may include historical and current performance and total returns of investment alternatives to the CDC Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the CDC Nvest Funds Trusts, the Distributor and the transfer agent of the Fund, with respect to investing in shares of the Fund and customer service. Such materials may discuss the multiple classes of shares available through the Trust and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the CDC Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500 Index) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the CDC Nvest Funds may be compared to the beta coefficients of other funds.

     The Fund may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the CDC Nvest Funds and the Distributor as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUND

--------------------------------------------------------------------------------
                     Performance Results - Percent Change*+
                         For The Periods Ended 12/31/00

                                                    Aggregate                              Average Annual
                                                   Total Return                             Total Return
                                      -----------------------------------------     ------------------------------
                                                                    Since                       Since
Class A shares:  As a % of               1 Year                   12/31/97**                    12/31/97**
                                         ------                   ----------                    ----------
--------------------------------------
Net Asset Value                          -41.30                      52.51                         15.11
Maximum Sales Charge                     -44.67                      43.75                         12.86

                                                    Aggregate                               Average Annual
                                                   Total Return                              Total Return
                                      -----------------------------------------      -----------------------------
                                                                     Since                         Since
Class B shares:  As a % of               1 Year                    10/29/99**                    10/29/99**
                                         ------                    ----------                    ----------
--------------------------------------
Net Asset Value                          -41.72                     -16.30                        -14.08
Redemption at End of Period              -44.63                     -19.65                        -17.02


                                                     Aggregate                              Average Annual
                                                   Total Return                              Total Return
                                      -----------------------------------------      -----------------------------
                                                                     Since                         Since
Class C shares:  As a % of               1 Year                    10/29/99**                    10/29/99**
                                         ------                    ----------                    ----------
--------------------------------------
Net Asset Value                          -41.72                     -16.30                        -14.08
Maximum Sales Charge and
Redemption at End of Period***           -42.89                     -17.15                        -14.83


                                                    Aggregate                               Average Annual
                                                   Total Return                              Total Return
                                      -----------------------------------------      -----------------------------
                                                                     Since                         Since
Class Y shares:  As a % of                1 Year                   10/29/99**                    10/29/99**
                                          ------                   ----------                    ----------
--------------------------------------
Net Asset Value                          -41.15                     -15.41                        -13.30

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of the specified class of shares The returns shown above reflect the results of the Kobrick Capital Fund, the assets and liabilities of which, along with the Kobrick Emerging Growth Fund, were acquired by the Fund on November 16, 2001.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1- year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

+ Until October 29, 1999 the Fund had only one class of shares and were offered without a sales charge. Therefore, performance results have been restated to account for fees and expenses under the Fund's multiple class structure.

     The foregoing data represent past performance only and are not a prediction as to the future returns of the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

     As described in the Prospectuses, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to CDC Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by CDC Nvest Funds on or before the record date for such dividend or distribution.

     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and
(iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains (i.e. gains from capital assets the Fund held for not more than one year)or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, any distribution received by a fund from REITs will not qualify for the corporate dividends - received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a maximum 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Fund distributions will be treated as described above whether you receive them in cash of reinvest them in additional shares.

     Under the Code, the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

     Investors may not deduct part or all of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Massachusetts and Municipal Income Funds. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     The Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and its hedging activities, are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     As the Fund will invest in foreign securities, it may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. The Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

     The Fund's investments in foreign securities may cause it to be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

     The Fund's investment in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

     Transactions in foreign currencies, currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Sales, redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally taxed at a maximum 20% rate for noncorporate shareholders). For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18 percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

     The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold

(including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and where applicable, foreign taxes.

     The Fund is required to withhold a percentage of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if it is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. The percentage is currently set at 30.5% and will be gradually reduced to 28% but will return to 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification. Backup withholding also generally does not apply to corporations.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding rate described above (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

     The audited financial statements of the Kobrick Capital Fund and the related report of independent accountants included in the annual report of the Kobrick Capital Fund for the fiscal year ended September 30, 2001 are incorporated by reference. The Capital Fund's annual and semi-annual reports are available upon request without charge. Shareholders may request the annual or semi-annual report by telephone at (800) 225-5478 or by writing to the Fund at CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

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                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

     The Fund makes use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. The Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


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


     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligors's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B
                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America OnLine
Anchorage Daily News
Arizona Republic
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights

Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post

Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

     References may be included in CDC Nvest Funds' advertising and promotional literature to CDC IXIS North America and its affiliates that perform advisory and subadvisory functions for CDC Nvest Funds including, but not limited to:
Harris Associates L.P., Loomis Sayles & Company, L.P., Westpeak, Capital Growth Management, Jurika & Voyles, and VNSM. Reference also may be made to the Funds of their respective fund groups, namely, the Oakmark Family of Funds advised by Harris Associates.

     References may be included in CDC Nvest Funds' advertising and promotional literature to other CDC IXIS North America affiliates including, but not limited to AEW Capital Management, L.P., Snyder Capital Management, L.P, Reich & Tang Capital Management Group, and their fund groups.

     References to subadvisers unaffiliated with CDC IXIS North America that perform subadvisory functions on behalf of CDC Nvest Funds and their respective fund groups may be contained in CDC Nvest Funds' advertising and promotional literature including, but not limited to, Montgomery, RS Investment Management and Morgan Stanley.

     CDC Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the CDC Nvest Funds;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o    Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o    Current and historical statistics regarding:

          -    total dollar amount of assets managed

          -    CDC Nvest Funds' assets managed in total and by fund

          -    the growth of assets

          -    asset types managed

          - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

          - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

o The general and specific strategies applied by the advisers in the management of CDC Nvest Funds portfolios including, but not limited to:

     - the pursuit of growth, value, income oriented, risk management or other strategies,

     -    the manner and degree to which the strategy is pursued,

     - whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes,

     - the types and characteristics of investments sought and specific portfolio holdings,

     - the actual or potential impact and result from strategy implementation,

     - through its own areas of expertise and operations, the value added by subadvisers to the management process,

     - the disciplines it employs, e.g., in the case of Loomis Sayles the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500, and

     - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than CDC Nvest Funds, and those families of funds, other than CDC Nvest Funds. Any such references will indicate that CDC Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Forbes and Worth.

     In addition, communications and materials developed by CDC Nvest Funds will make reference to the following information about CDC IXIS North America and its affiliates:

     CDC IXIS North America is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations, a major diversified financial institution. As of June 30, 2001 CDC IXIS North America had more than $131 billion in assets under management. In addition, promotional materials may include:

o Specific and general references to CDC Nvest Funds multi-manager approach through CDC IXIS North America`s affiliates and outside firms including, but not limited to, the following:

     - that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS North America and the other investment managers,

     - other fund companies are limited to a "one size fits all" approach but CDC Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective,

     - in this and other contexts reference may be made to CDC Nvest Funds' slogan "Where The Best Minds Meet"(R) and that CDC Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet",

     - CDC IXIS Advisers may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the CDC Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

     CDC IXIS Intermediary Services (formerly Nvest Managed Account Services, Nvest Advisor Services and Nvest Retirement Services), divisions of CDC IXIS North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS North America affiliated fund groups including: CDC Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Oakmark Funds and Delafield Fund.

     CDC IXIS Intermediary Services will provide marketing support to CDC IXIS North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in CDC Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom CDC Nvest Funds may or may not have a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the CDC Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

     - past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

     - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

     -    current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the CDC Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

     -    increased employee retention,

     -    reinforcement or creation of morale,

     -    deductibility of contributions for participants,

     -    deductibility of expenses for employers,

     -    tax deferred growth, including illustrations and charts,

     -    loan features and exchanges among accounts, and

     - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and CDC Nvest Funds as a 401(k) or retirement plan funding vehicle.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

     -    access to expertise on investments,

     - assistance in interpreting past, present and future market trends and economic events,

     - providing information to clients including participants during enrollment and on an ongoing basis after participation, and

     - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)               Articles of Incorporation.

         (1) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the initial registration statement ("Registration Statement") filed on April 12, 1996.

         (2) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No.42 to the Registration Statement filed on April 27, 2000.

         (3) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (4) Amendment No. 3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (5) Amendment No. 4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (6) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (7) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (8) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (9) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (10) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (11) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (12) Amendment No. 11 dated February 1, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(12) to

                  PEA No. 42 to the Registration
                  Statement filed on April 27, 2000.

         (13) Amendment No. 12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (14) Amendment No. 13 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (15) Amendment No. 14 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(15) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (16) Amendment No. 15 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(b)               By-Laws.

         (1)      The Registrant's By-laws are incorporated by reference to
                  exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (2)      Amendment to the By-laws is incorporated by reference to
                  exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(c)               Instruments Defining Rights of Security Holders.

                  Rights of shareholders are described in Article III,
                  Section 6 of the Registrant's Amended and Restated Agreement and Declaration of Trust incorporated by reference as exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996 and exhibit a(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001 .

(d)               Investment Advisory Contracts.


         (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund),and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


         (2)      (i)       Advisory Agreement dated October 30, 2000 between
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund and CDC IXIS Asset Management Advisers, L.P.
                            ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Agreement Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                 (viii) Advisory Agreement dated October 1, 2001 between Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (vix) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(x) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Form of Advisory Agreement between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Advisers is filed herewith.

                 (xiv) Form of Advisory Agreement between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund and CDC IXIS Advisers is filed herewith.

                 (xv) Form of Advisory Agreement between Registrant on behalf of CDC Nvest Star Growth Fund is filed herewith.

         (3) (i) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Capital

                            Growth Fund, CDC IXIS Advisers and Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(3)(ii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, and Jurika & Voyles, L.P. ("Jurika and Voyles") is incorporated by reference to exhibit (d)(3)(iii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest International Equity Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vi) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vii) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (viii) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (xi) Sub-advisory Agreement dated September 1, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Fund Asset Management, L.P. (doing business as Mercury Advisors) is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (xii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund,

                            CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Montgomery Asset Management LLC ("Montgomery") is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                 (xix) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Government Securities Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (xx) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Strategic Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                 (xxi) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Bond Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxii) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Municipal Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (xxiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Montgomery is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. ("RSIM") is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


                 (xxvii) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Large Cap Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.




                 (xxviii) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. is filed herewith.



                 (xxix) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit
                            (d)(3)(xxix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxx) Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxx) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


                 (xxxi) Form of Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and RSIM is filed herewith.

                 (xxxii) Form of Sub-Advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Morgan Stanley Investments LP ("Morgan Stanley") is filed herewith.

(e)               Underwriting Contracts.


         (1) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                  Fund) and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.


         (2) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (3) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (4) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (5) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (6) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (7) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (8) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest
                  Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (9) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(9) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (10) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (11) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(11) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (12) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)
                  (12) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (13) Form of Distribution Agreement between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Distributors is filed herewith.

         (14)     Form of Distribution Agreement between Registrant on behalf of

                  CDC Nvest Jurika & Voyles Relative Value Fund is filed herewith.

         (15) Form of Distribution Agreement between Registrant on behalf of CDC Nvest Star
                  Growth Fund is filed herewith.

         (16) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.

(f)               Bonus or Profit Sharing Contracts.

                  None.

(g)               Custodian Agreements.

         (1) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (2) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (3) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (4) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (5) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (6) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (9) Amendment dated February 28, 2000 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit
                  (g)(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (10) Amendment dated June 15, 2001 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(10) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

(h)               Other Material Contracts.

         (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (2) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit h(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit 9(n) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (4) Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.


         (5) First amendment dated February 1, 2000 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(5) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (6) Second amendment dated September 30, 2001 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(6) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (7) CDC IXIS Advisers fee waiver/Reimbursement Undertakings dated September 1, 2001 between the Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit (h)(7) to PEA No. 47 to the Registration Statement filed on November 14, 2001.


         (8) Administrative Services Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CIS is incorporated by reference to exhibit h(12) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(13) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (10) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (11) Securities Lending Arrangement dated April 1, 2001 between Credit Suisse First Boston Corporation and the Registrant, on behalf of its named series is incorporated by reference to exhibit (h)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001

(i)               Legal Opinion.

         (1) Opinion and consent of counsel relating to the Registrant's CDC Nvest Government Securities Fund is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

         (2) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (3) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Advisers Fund is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

         (4) Opinion and consent of counsel relating to the Registrant's CDC Nvest Strategic Income Fund is incorporated by reference to PEA No. 28 to the Registration Statement filed on October 13, 1995.

         (5) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (6) Opinion and consent of counsel relating to the Registrant's CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (7) Opinion and consent of counsel relating to the Registrant's CDC Nvest Large Cap Growth Fund, Jurika & Voyles Relative Value Fund and CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                  (i)(7) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(j)               Other Opinions.

                  Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)               Omitted Financial Statements

                  Not applicable.

(l)               Initial Capital Agreements.

                  Not applicable.

(m)               Rule 12b-1 Plan.

         (1)      (a)       Rule 12b-1 Plan for class A shares of CDC Nvest
                            Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


         (2)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Capital Growth Fund is incorporated by reference to exhibit m(2)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Balanced Fund is incorporated by reference to exhibit m(3)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (4)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            International Equity Fund is incorporated by reference to exhibit m(4)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest International Equity Fund is incorporated by reference to exhibit m(4)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest International Equity Fund incorporated by reference to exhibit m(4)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (5)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Advisers Fund is incorporated by reference to exhibit m(5)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (6)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Value Fund is incorporated by reference to exhibit m(6)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (7)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Worldwide Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (8)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Government Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Government Securities Fund is incorporated by reference to exhibit m(8)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9)     (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Strategic Income Fund is incorporated by reference to exhibit m(9)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (10) (a) Rule 12b-1 Plan for class A shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (11)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Municipal Income Fund is incorporated by reference to exhibit m(11)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (12)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Star Small Cap Fund is incorporated by reference to exhibit m(12)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (13)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Large Cap Growth Fund is incorporated by reference to exhibit (13)(a) to PEA No. 46 to the Registration
                            Statement filed on October 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001 .

         (14)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (15)    (a)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Growth Fund is incorporated by reference to exhibit
                            (15)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001

(n)               Rule 18f-3 Plan

                  Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, dated December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(p)               Code of Ethics.

         (1) Code of Ethics of Registrant dated August 25, 2000 is incorporated by reference to exhibit p(1) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (2)      Code of Ethics dated July 1, 2000 for CDC IXIS
                  Advisers, CDC IXIS Distributors and CIS is incorporated by reference to exhibit p(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Code of Ethics dated March 1, 2000 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit p(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (4) Code of Ethics dated May 11, 2000 of Westpeak is incorporated by reference to exhibit p(4) to PEA No. 44 to the Registration Statement filed on April 30, 2001.


         (5)


                 (i) Code of Ethics dated January 14, 2000 as amended January 2, 2001 of Loomis Sayles is incorporated by reference to exhibit p(5)(ii) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (6) Code of Ethics dated April 18, 2000 of Harris Associates is incorporated by reference to exhibit p(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (7) Code of Ethics dated April 20, 2001 of Vaughan Nelson is incorporated by reference to exhibit (p)(8) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (8) Code of Ethics as revised January 2001 of Montgomery is incorporated by reference to exhibit p(10)(ii) to PEA No.44 to the Registration Statement filed on April 30, 2001.

         (9) Code of Ethics dated July 1, 2000 as amended March 8, 2001 of RSIM is incorporated by reference to exhibit (p)(9) to PEA No. 46 to the Registration Statement filed on October 12, 2001

         (10) Code of Ethics and Policy on Personal Trading effective February 1, 200 for Jurika & Voyles, L.P. is incorporated by reference to exhibit (p)(11) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (11) Code of Ethics for Mercury Advisors is incorporated by reference to exhibit (p)(11) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(q)               Powers of Attorney

                  Powers of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Pendleton P. White dated August 31, 2001 designating John M. Loder, John E. Pelletier and Thomas P. Cunningham as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 46 to the Registration Statement filed on October 12, 2001

Item 24.  Persons Controlled by or Under Common Control with the Registrant

         None.

Item 25.  Indemnification

         Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 32 to the Registration Statement filed on July 30, 1996 as exhibit 2(a) and is incorporated by reference.

         The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis Sayles, subadviser of the Registrant's CDC Nvest Star Value Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Small Cap Fund, CDC Nvest Star Worldwide Fund, CDC Nvest International Equity Fund, CDC Nvest Balanced Fund and CDC Nvest Strategic Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170).

(b) Capital Growth Management Limited Partnership ("CGM"), the adviser of the Registrant's CDC Nvest Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of CGM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935).

(c) Westpeak Global Advisors, L.P. ("Westpeak") serves as subadviser to the Registrant's CDC Nvest Capital Growth Fund, CDC Nvest Star Value Fund and CDC Nvest Star Growth Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

         The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554).

(d) CDC IXIS Advisers, a wholly owned subsidiary CDC IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except CDC Nvest Growth Fund. CDC IXIS Advisers was organized in 1995.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CDC IXIS Advisers pursuant to the Advisers Act (SEC File No. 801-48408).

(e) Montgomery is a subadviser to the Registrant's CDC Nvest Star Worldwide Fund and CDC Nvest Star Small Cap Fund.

         This list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Montgomery during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Montgomery pursuant to the Advisers Act (SEC File No. 801-54803).

(f) Harris Associates L.P. serves as a subadviser to the Registrant's CDC Nvest Star Advisers Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Star Value Fund and CDC Nvest Star Small Cap Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris pursuant to the Advisers Act (SEC File No. 801-50333).

(g) RS Investment Management, L.P., a subadviser to the Registrant's CDC Nvest Star Small Cap Fund and CDC Nvest Star Growth Fund, provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts.

         The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of RS Investment Management during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by RS Investment Management pursuant to the Advisers Act (SEC File No. 801-144125).

(h) Vaughan, Nelson, Scarborough & McCullough, L.P. subadviser to Registrant's CDC Nvest Star Value Fund andCDC Nvest Star Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

(i) Jurika & Voyles, L.P the subadviser to CDC Nvest Balanced Fund and CDC Nvest Star Growth Fund, provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).

(j) Fund Asset Management, L.P. (d/b/a Mercury Adivsors) serves as subadviser to Registrant's CDC Nvest Star Advisers Fund.

         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Fund Asset Management, L.P. during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Fund Asset Management, L.P. pursuant to the Advisers Act (File No. 801-12485).


(k) Morgan Stanley Investment Management Inc.serves as subadviser to Registrant's CDC Nvest Star Growth Fund.


         The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Morgan Stanley during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Advisers Act (File No. 801-10437).

Item 27.  Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

         CDC Nvest Tax Exempt Money Market Trust
         CDC Nvest Cash Management Trust

         CDC Nvest Funds Trust II
         CDC Nvest Funds Trust III
         CDC Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:


                                         POSITIONS AND OFFICES                    POSITIONS AND OFFICES
           NAME                       WITH PRINCIPAL UNDERWRITER                     WITH REGISTRANT
---------------------------- ---------------------------------------------- -----------------------------------

CDC IXIS Asset Management    General Partner                                            None
Distribution Corporation

John T. Hailer               President and Chief Executive Officer                      President and Trustee

John E. Pelletier            Senior Vice President, General Counsel,                    Secretary and Clerk
                             Secretary and Clerk

Scott E. Wennerholm          Senior Vice President, Treasurer, Chief                    None
                             Financial Officer, and Chief Operating
                             Officer

Coleen Downs Dinneen         Vice President, Associate General Counsel,                 Assistant Secretary
                             Assistant Secretary and Assistant Clerk


Beatriz Pina Smith           Vice President and Assistant Treasurer                      None

Christine Howe               Vice President and Controller                              None

Frank S. Maselli             Senior Vice President                                      None

Kirk Williamson              Senior Vice President                                      None

Daniel Lynch                 Vice President                                             None

Marla McDougall              Vice President                                             None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 28.  Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)       For all series of Registrant:

          (i)      State Street Bank and Trust Company
                   225 Franklin Street

                   Boston, Massachusetts 02110

          (ii)     CDC IXIS Asset Management Distributors, L.P.
                   399 Boylston Street
                   Boston, Massachusetts 02116

          (iii)    CDC IXIS Asset Management Advisers, L.P.
                   399 Boylston Street
                   Boston, MA  02116
                   (excluding Growth Fund)


(b)       For CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund):
                   Capital Growth Management Limited Partnership
                   One International Place
                   Boston, Massachusetts 02110


(c)       For the series of the Registrant managed by Harris:
                   Harris Associates L.P.
                   Two North LaSalle Street
                   Chicago, Illinois  60602

(d) For the series of the Registrant managed by Fund Asset Management,L.P. (doing business as Mercury Advisors)
                   Fund Asset Management, L.P.
                   800 Scudders Mill Road
                   Plainsboro, NJ 08536

(e)       For the series of the Registrant managed by Loomis Sayles:
                   Loomis, Sayles & Company, L.P.
                   One Financial Center
                   Boston, Massachusetts 02111

(f)       For the series of the Registrant managed by Montgomery:
                   Montgomery Asset Management, LLC
                   600 Montgomery Street
                   San Francisco, California 94111

(g)       For the series of the Registrant managed by RS Investment Management:
                   RS Investment Management
                   555 California Street
                   San Francisco, CA 94101

(h) For the series of the Registrant managed by Vaughan, Nelson Scarborough & McCullough,
          L.P.:
                   Vaughan, Nelson, Scarborough & McCollough, L.P.
                   600 Travis
                   Suite 6300
                   Houston, TX  77002

(i)       For the series of the Registrant managed by Jurika & Voyles, L.P.
                   Jurika & Voyles, L.P.
                   Lake Merritt Plaza
                   1999 Harrison, Suite 700
                   Oakland, CA 94612

(j)       For the series of the Registrant managed by Westpeak Global Advisers,
          L.P.:

                   Westpeak Global Advisers, L.P.
                   1011 Walnut Street
                   Boulder, CO 80302


(k)       For the series of the Registrant managed by Morgan Stanley:
                   Morgan Stanley Investment Management Inc.
                   One Tower Bridge, West

                   Conshohocken, PA 19428


Item 29.  Management Services

         None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment ("PEA") No. 48 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 19th day of November, 2001.


                                                      CDC Nvest Funds Trust I

                                                      BY: PETER S. VOSS*
                                                      Peter S. Voss
                                                      Chief Executive Officer

                                                      *BY: /S/ JOHN E. PELLETIER
                                                       John E. Pelletier
                                                       Attorney-In-Fact**

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                      TITLE                           DATE


PETER S. VOSS*

Peter S. Voss                  Chairman of the Board; Chief    November 19, 2001
                               Executive Officer; Trustee


/s/ Thomas P. Cunningham

Thomas P. Cunningham           Treasurer                       November 19, 2001


GRAHAM T. ALLISON, JR.*

Graham T. Allison, Jr.         Trustee                         November 19, 2001


DANIEL M. CAIN*

Daniel M. Cain                 Trustee                         November 19, 2001


KENNETH J. COWAN*

Kenneth J. Cowan               Trustee                         November 19, 2001


RICHARD DARMAN*

Richard Darman                 Trustee                         November 19, 2001


JOHN T. HAILER*

John T. Hailer                 President; Trustee              November 19, 2001


SANDRA O. MOOSE*

Sandra O. Moose                Trustee                         November 19, 2001


JOHN A. SHANE*

John A. Shane                  Trustee                         November 19, 2001

PENDLETON P. WHITE*

Pendleton P. White             Trustee                         November 19, 2001


                                                      *By:/S/ JOHN E. PELLETIER

                                                              John E. Pelletier
                                                              Attorney-In-Fact**
                                                              November 19, 2001
   ** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                             CDC NVEST FUNDS TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT                    DESCRIPTION

        (d)(2)(xiii)       Form of Advisory Agreement - Large Cap Growth Fund
        (d)(2)(xiv)        Form of Advisory Agreement - Relative Value Fund
        (d)(2)(xv)         Form of Advisory Agreement - Star Growth Fund
        (d)(3)(xxviii)     Subadvisory Agreement - Relative Value Fund
        (d)(3)(xxxi)       Form of Subadvisory Agreement - Star Growth Fund
                           (RSIM)
        (d)(3)(xxxii)      Form of Subadvisory Agreement - Star Growth Fund
                           (Morgan Stanley)
        (e)(13)            Form of Distribution Agreement - Large Cap Growth
                           Fund
        (e)(14)            Form of Distribution Agreement - Relative Value Fund
        (e)(15)            Form of Distribution Agreement - Star Growth Fund
        (e)(16)            Form of Dealer Agreement
        (j)                Consent of PricewaterhouseCoopers